RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 77.13%
Great Britain - 10.39%
95,547	Pershing Square Holdings Ltd.	$4,552,814
United States - 66.74%
86,014	abrdn Emerging Markets Equity Income Fund, Inc.	446,413
11,192	abrdn Global Dynamic Dividend Fund	109,681
50,471	abrdn Total Dynamic Dividend Fund	424,461
192,668	Avenue Income Credit Strategies Fund	1,150,228
212,623	BlackRock Capital Allocation Term Trust	3,221,238
240,856	BlackRock ESG Capital Allocation Term Trust	3,950,038
44,139	BlackRock Health Sciences Term Trust	635,602
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	395,908
46,272	BlackRock MuniYield New York Quality Fund, Inc.	466,422
17,943	BlackRock MuniYield Quality Fund III, Inc.	198,091
164,679	BlackRock Resources & Commodities Strategy Trust	1,406,359
55,437	BlackRock Science and Technology Term Trust	1,148,100
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,060,429
86,951	Calamos Long/Short Equity & Dynamic Income Trust	1,289,483
18,056	Clough Global Dividend and Income Fund	97,954
190,271	Clough Global Equity Fund	1,267,205
165,285	Clough Global Opportunities Fund	846,259
18,104	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund(a)	347,959
32,206	First Trust High Yield Opportunities 2027 Term Fund	466,343
70,439	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	634,655
64,295	Nuveen AMT-Free Municipal Credit Income Fund	788,257
69,506	Nuveen Municipal Credit Income Fund	845,888
256,986	Nuveen Municipal Value Fund, Inc.	2,207,510
42,806	Nuveen Quality Municipal Income Fund	499,118
80,000	PIMCO High Income Fund	388,800
45,292	PIMCO Income Strategy Fund II	337,425
213,261	Saba Capital Income & Opportunities Fund II	1,932,145
30,451	Special Opportunities Fund, Inc.	445,498
13,620	Thornburg Income Builder Opportunities Trust	221,734
100,000	Voya Emerging Markets High Income Dividend Equity Fund	501,000
180,960	Western Asset Inflation-Linked Opportunities & Income Fund	1,496,539

TOTAL CLOSED-END FUNDS
(Cost $30,316,231)		33,779,556

CLOSED-END FUNDS - PREFERRED SHARES - 0.88%
United States - 0.88%
15,162	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	383,729

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $378,878)		383,729

BUSINESS DEVELOPMENT COMPANIES - 1.50%
United States - 1.50%
43,000	Oaktree Specialty Lending Corp.	657,040

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $686,801)		657,040

Shares/Description		Value
EXCHANGE TRADED FUNDS - 7.94%
United States - 7.94%
55,600	Invesco FTSE RAFI Emerging Markets ETF	$1,138,688
44,975	iShares Flexible Income Active ETF	2,339,599

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,298,321)		3,478,287

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.46%
United States - 0.46%
$200,000	MidCap Financial Investment Corp.	5.25%	03/03/2025	199,517

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $199,353)				199,517

U.S. CORPORATE BONDS - 2.04%
Investment Companies - 1.61%
500,000	Blue Owl Technology Finance Corp.(b)	6.75%	06/30/2025	501,838
200,000	Blue Owl Technology Finance Corp. II(b)	6.75%	04/04/2029	201,319
				703,157
Private Equity - 0.43%
200,000	Hercules Capital, Inc.	2.63%	09/16/2026	190,474

TOTAL U.S. CORPORATE BONDS
(Cost $881,739)				893,631

Shares/Description		Value
Warrants - 0.01%
Hong Kong - 0.01%
12,299	Triller Group, Inc., Strike Price 11.50, Expires 03/15/2027	1,793
United States - 0.00%(c)
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	253

TOTAL WARRANTS
(Cost $15,126)		2,046

Short-Term Investments - 10.43%
Money Market Fund - 10.43%
4,568,510	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.41%)	4,568,510

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,568,510)		4,568,510

TOTAL INVESTMENTS - 100.39%
(Cost $40,344,959)		$43,962,316
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.39)%		(169,140)
NET ASSETS - 100.00%		$43,793,176

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $703,157, which represents approximately 1.61% of net assets as of December 31, 2024.
(c)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 16.41%
United States - 16.41%
1,082,896	Allspring Income Opportunities Fund	$7,461,154
182,026	BlackRock MuniHoldings California Quality Fund, Inc.	1,934,936
161,620	BlackRock MuniHoldings New York Quality Fund, Inc.	1,671,151
195,559	BlackRock MuniYield New York Quality Fund, Inc.	1,971,235
213,348	Blackstone Long-Short Credit Income Fund	2,654,049
154,506	Blackstone/GSO Senior Floating Rate Term Fund	2,215,616
581,087	BNY Mellon Strategic Municipals, Inc.	3,509,766
254,101	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,032,808
695,542	First Trust High Yield Opportunities 2027 Term Fund	10,071,448
34,087	Invesco Advantage Municipal Income Trust II	297,920
973,130	Invesco Municipal Trust	9,546,405
718,277	Invesco Trust for Investment Grade Municipals	7,254,598
1,589	Invesco Trust for Investment Grade New York Municipals	16,637
186,275	John Hancock Investors Trust	2,548,223
135,758	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	616,341
1,179,842	Nuveen AMT-Free Municipal Credit Income Fund	14,464,863
1,575,017	Nuveen AMT-Free Quality Municipal Income Fund	17,766,192
725,930	Nuveen California Quality Municipal Income Fund	8,195,750
500,000	Nuveen Municipal Credit Income Fund	6,085,000
958,976	Nuveen Municipal Value Fund, Inc.	8,237,604
1,047,485	Nuveen Quality Municipal Income Fund	12,213,675
641,078	PGIM Short Duration High Yield Opportunities Fund	10,334,177
3,386,841	PIMCO High Income Fund	16,460,047
1,275,940	PIMCO Income Strategy Fund	10,692,377
2,654,148	PIMCO Income Strategy Fund II	19,773,403
171,989	The New America High Income Fund, Inc.	1,405,150
694,366	Western Asset Emerging Markets Debt Fund, Inc.	6,679,801
1,800,000	Western Asset Inflation-Linked Opportunities & Income Fund	14,886,003

TOTAL CLOSED-END FUNDS
(Cost $198,516,597)		200,996,329

CLOSED-END FUNDS - PREFERRED SHARES - 0.54%
United States - 0.54%
310,867	Virtus Convertible & Income Fund, 5.630%(a)	6,596,598

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $7,645,140)		6,596,598

BUSINESS DEVELOPMENT COMPANIES - 0.31%
United States - 0.31%
245,862	Oaktree Specialty Lending Corp.	3,756,771

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,934,768)		3,756,771

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.93%
United States - 0.93%
21,224	CION Investment Corp., 7.500%, 12/30/2029	535,482
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	6,051,910
46,046	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,139,638

Shares/Description		Value
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	$3,631,068

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $11,546,816)		11,358,098

COMMON STOCKS - 0.00%(b)
Brazil - 0.00%(b)
21,161	Oi SA	3,174
United States - 0.00%(b)
259,482	Pershing Square Tontine Holdings(d)(e)	–
11,202	Riverbed Tech Class B-1 Partnership Units(e)	112

TOTAL COMMON STOCKS
(Cost $111,767)		3,286

OPEN-END FUNDS - 3.02%
United States - 3.02%
4,213,296	RiverNorth/Oaktree High Income Fund, Class I(f)	37,057,625

TOTAL OPEN-END FUNDS
(Cost $40,124,921)		37,057,625

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.24%
Australia - 0.28%
$1,000,000	APA Infrastructure, Ltd.(g)	4.25%	07/15/2027	984,310
216,000	Atlassian Corp.	5.25%	05/15/2029	217,705
265,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	213,987
475,000	National Australia Bank, Ltd.(g)	2.99%	05/21/2031	410,892
340,000	NBN Co., Ltd.(g)	1.45%	05/05/2026	325,383
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	497,278
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	491,704
269,000	Westpac Banking Corp.(h)	1Y US TI + 1.20%	11/20/2035	264,497
				3,405,756
Brazil - 0.10%
200,000	Banco do Brasil SA(a)(h)(i)	10Y US TI + 4.40%	12/31/2049	200,538
200,000	CSN Resources SA(i)	5.88%	04/08/2032	161,583
159,730	Guara Norte Sarl(i)	5.20%	06/15/2034	145,925
241,268	Oi SA(g)(j)	7.50 (6.00)%	06/30/2027	217,350
524,745	Oi SA(g)(j)	8.50 (8.50)%	12/31/2028	49,851
200,801	Prumo Participacoes e Investimentos S/A(i)	7.50%	12/31/2031	199,621
700,000	Unigel Luxembourg SA(i)(k)	8.75%	10/01/2026	137,571
103,000	Vale Overseas, Ltd.	6.40%	06/28/2054	101,370
				1,213,809
Canada - 0.30%
13,000	1375209 BC, Ltd.(g)	9.00%	01/30/2028	13,034
200,000	Aris Mining Corp.(g)	8.00%	10/31/2029	198,167
387,000	Bank of Montreal(h)	5Y US S + 1.43%	12/15/2032	370,284
170,000	Bausch + Lomb Corp.(g)	8.38%	10/01/2028	176,163
50,000	Bausch Health Cos., Inc.(g)	6.13%	02/01/2027	45,431
4,000	Bausch Health Cos., Inc.(g)	14.00%	10/15/2030	3,731

Principal Amount/Description		Rate	Maturity	Value
$95,000	Bombardier, Inc.(g)	8.75%	11/15/2030	$102,237
25,000	Bombardier, Inc.(g)	7.00%	06/01/2032	25,463
1,000,000	Canacol Energy, Ltd.(i)	5.75%	11/24/2028	557,841
210,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	188,600
253,000	Element Fleet Management Corp.(g)	6.32%	12/04/2028	263,805
150,000	Garda World Security Corp.(g)	6.00%	06/01/2029	142,369
190,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(g)	9.00%	02/15/2029	198,599
60,000	Kronos Acquisition Holdings, Inc.(g)	8.25%	06/30/2031	57,290
70,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	65,176
250,000	National Bank of Canada	4.50%	10/10/2029	243,232
78,000	South Bow Canadian Infrastructure Holdings, Ltd.(g)(h)	5Y US TI + 3.667%	03/01/2055	80,727
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	698,815
264,000	Videotron, Ltd.(g)	5.70%	01/15/2035	259,440
				3,690,404
Cayman Islands - 0.14%
65,000	Azorra Finance, Ltd.(g)	7.75%	04/15/2030	64,687
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(h)(i)	10Y US TI + 5.35%	Perpetual Maturity	196,487
118,768	Bioceanico Sovereign Certificate, Ltd.(i)(l)	0.00%	06/05/2034	91,808
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	200,000
255,000	Global Aircraft Leasing Co., Ltd.(g)	8.75%	09/01/2027	260,391
62,159	Interoceanica IV Finance, Ltd.(i)(l)	0.00%	11/30/2025	59,828
124,092	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	123,875
330,913	Lima Metro Line 2 Finance, Ltd.(i)	5.88%	07/05/2034	330,332
480,000	Rutas 2 & 7 Finance, Ltd.(i)(l)	0.00%	09/30/2036	341,113
102,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	102,387
				1,770,908
Chile - 0.18%
200,000	CAP SA(i)	3.90%	04/27/2031	161,400
197,619	Chile Electricity PEC SpA(i)(l)	0.00%	01/25/2028	166,593
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	786,751
441,300	GNL Quintero SA(i)	4.63%	07/31/2029	435,629
750,000	Transelec SA(i)	3.88%	01/12/2029	720,919
				2,271,292
Colombia - 0.10%
200,000	Banco Davivienda SA(a)(g)(h)	10Y US TI + 5.10%	12/31/2049	172,087
300,000	Bancolombia SA(h)	5Y US TI + 4.32%	12/24/2034	314,395
500,000	Ecopetrol SA	5.88%	11/02/2051	336,139
200,000	Empresas Publicas de Medellin ESP(i)	4.25%	07/18/2029	178,915
171,860	Fideicomiso PA Pacifico Tres(i)	8.25%	01/15/2035	171,431
				1,172,967
Great Britain - 0.14%
200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	184,897
278,000	Barclays PLC(h)	1D US SOFR + 1.91%	09/10/2035	267,182
128,000	Macquarie Airfinance Holdings, Ltd.(g)	6.40%	03/26/2029	131,800
34,000	Macquarie Airfinance Holdings, Ltd.(g)	5.15%	03/17/2030	33,318

Principal Amount/Description		Rate	Maturity	Value
$27,000	Macquarie Airfinance Holdings, Ltd.(g)	6.50%	03/26/2031	$27,980
200,000	NatWest Group PLC(a)(h)	5Y US TI + 2.93%	Perpetual Maturity	197,481
260,000	NatWest Markets PLC(g)	5.41%	05/17/2029	263,391
575,000	Weir Group PLC(g)	2.20%	05/13/2026	553,249
				1,659,298
Guatemala - 0.02%
300,000	Banco Industrial SA/Guatemala(h)(i)	5Y US TI + 4.44%	01/29/2031	294,450

India - 0.11%
332,000	Adani International Container Terminal Pvt, Ltd.(i)	3.00%	02/16/2031	273,568
200,000	Adani Transmission Step-One, Ltd.(i)	4.00%	08/03/2026	183,943
147,500	JSW Hydro Energy, Ltd.(i)	4.13%	05/18/2031	133,196
200,000	JSW Infrastructure, Ltd.(i)	4.95%	01/21/2029	192,988
200,000	Network i2i, Ltd.(a)(h)(i)	5Y US TI + 4.27%	Perpetual Maturity	200,470
250,000	Reliance Industries, Ltd.(i)	4.13%	01/28/2025	249,784
96,653	Vedanta Resources, Ltd.(i)	13.88%	12/09/2028	97,149
				1,331,098
Indonesia - 0.05%
200,000	Freeport Indonesia PT(i)	4.76%	04/14/2027	198,282
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(i)	4.75%	05/15/2025	199,654
200,000	Pertamina Persero PT(i)	1.40%	02/09/2026	191,702
				589,638
Ireland - 0.18%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	189,942
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(h)	5Y US TI + 2.72%	03/10/2055	308,896
340,000	AIB Group PLC(g)(h)	1D US SOFR + 1.91%	03/28/2035	340,803
234,000	Avolon Holdings Funding, Ltd.(g)	5.75%	03/01/2029	236,613
289,000	Avolon Holdings Funding, Ltd.(g)	5.75%	11/15/2029	292,683
120,000	GGAM Finance, Ltd.(g)	6.88%	04/15/2029	121,811
200,000	Icon Investments Six DAC	5.85%	05/08/2029	203,883
200,000	Icon Investments Six DAC	6.00%	05/08/2034	202,028
280,000	Smurfit Kappa Treasury ULC(g)	5.20%	01/15/2030	281,969
				2,178,628
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(i)	6.13%	05/15/2029	202,702

Jamaica - 0.00%(b)
36,968	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	6,567
802	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	799
97,752	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	2,257
				9,623
Japan - 0.06%
265,000	Mitsubishi UFJ Financial Group, Inc.(h)	1Y US TI + 1.00%	04/17/2035	265,479
510,000	Renesas Electronics Corp.(g)	2.17%	11/25/2026	483,207
				748,686

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 0.07%
$236,198	Acu Petroleo Luxembourg Sarl(i)	7.50%	01/13/2032	$233,374
142,000	ArcelorMittal SA	6.00%	06/17/2034	144,602
400,000	Simpar Europe SA(i)	5.20%	01/26/2031	300,792
173,454	Tierra Mojada Luxembourg II Sarl(i)	5.75%	12/01/2040	158,860
				837,628
Mexico - 0.12%
659,912	Alpha Holding SA de CV(g)(k)	9.00%	02/10/2025	8,249
188,546	Alpha Holding SA de CV(i)(k)	9.00%	02/10/2025	2,357
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(g)	7.88%	02/15/2039	206,435
230,400	Cometa Energia SA de CV(i)	6.38%	04/24/2035	227,940
200,000	Comision Federal de Electricidad(g)	6.45%	01/24/2035	188,993
500,000	Credito Real SAB de CV SOFOM ER(i)(k)	9.50%	02/07/2026	52,125
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(g)	7.25%	01/31/2041	196,140
600,000	Mexarrend SAPI de CV(g)(k)	10.25%	07/24/2024	11,100
200,000	Mexarrend SAPI de CV(i)(k)	10.25%	07/24/2024	3,700
115,514	Mexico Generadora de Energia S de rl(i)	5.50%	12/06/2032	112,002
700,000	Operadora de Servicios Mega SA de CV Sofom ER(g)(k)	8.25%	02/11/2025	334,250
150,000	Petroleos Mexicanos	6.75%	09/21/2047	103,233
				1,446,524
Netherlands - 0.06%
200,000	Braskem Netherlands Finance BV(i)	4.50%	01/31/2030	169,479
200,000	Enel Finance International NV(g)	5.13%	06/26/2029	199,885
200,000	MEGlobal BV(i)	4.25%	11/03/2026	195,714
150,420	MV24 Capital BV(i)	6.75%	06/01/2034	142,767
				707,845
Panama - 0.01%
200,000	Empresa de Transmision Electrica SA(i)	5.13%	05/02/2049	142,963

Paraguay - 0.02%
300,000	Banco Continental SAECA(i)	2.75%	12/10/2025	290,256

Peru - 0.12%
90,000	Banco de Credito del Peru S.A.(h)(i)	5Y US TI + 3.00%	07/01/2030	88,308
150,000	Banco de Credito del Peru S.A.(h)(i)	5Y US TI + 2.45%	09/30/2031	142,234
200,000	Banco Internacional del Peru SAA Interbank(h)(i)	5Y US TI + 3.71%	07/08/2030	197,529
200,000	Cia de Minas Buenaventura SAA(i)	5.50%	07/23/2026	199,985
200,000	InRetail Consumer(i)	3.25%	03/22/2028	183,675
260,000	InRetail Shopping Malls(i)	5.75%	04/03/2028	257,469
200,000	Intercorp Financial Services, Inc.(i)	4.13%	10/19/2027	191,451
200,000	Orazul Energy Peru SA(i)	5.63%	04/28/2027	195,104
				1,455,755
Singapore - 0.06%
200,000	DBS Group Holdings, Ltd.(h)	5Y US TI + 1.10%	03/10/2031	192,563

Principal Amount/Description		Rate	Maturity	Value
$200,000	Medco Laurel Tree Pte, Ltd.(i)	6.95%	11/12/2028	$199,362
200,000	Oversea-Chinese Banking Corp., Ltd.(h)(i)	5Y US TI + 1.58%	09/10/2030	195,364
200,000	United Overseas Bank, Ltd.(h)	5Y US TI + 1.52%	03/16/2031	192,312
				779,601
Spain - 0.07%
250,000	AL Candelaria -spain- SA(i)	5.75%	06/15/2033	203,337
400,000	Banco Santander SA(h)	1Y US TI + 0.95%	07/15/2028	402,862
261,000	CaixaBank SA(g)(h)	1D US SOFR + 2.26%	06/15/2035	263,548
				869,747
Switzerland - 0.02%
200,000	UBS Group AG(g)(h)	5.38%	09/06/2045	190,701

Vietnam - 0.01%
190,613	Mong Duong Finance Holdings BV(i)	5.13%	05/07/2029	183,356

TOTAL FOREIGN CORPORATE BONDS
(Cost $31,207,993)				27,443,635

U.S. CORPORATE BONDS - 12.70%
Advertising - 0.00%(b)
50,000	Clear Channel Outdoor Holdings, Inc.(g)	7.50%	06/01/2029	43,808

Aerospace/Defense - 0.03%
70,000	AAR Escrow Issuer LLC(g)	6.75%	03/15/2029	71,051
70,000	Goat Holdco LLC(g)	6.75%	02/01/2032	69,394
265,000	Northrop Grumman Corp.	5.20%	06/01/2054	246,785
				387,230
Agriculture - 0.06%
232,000	BAT Capital Corp.	4.54%	08/15/2047	183,200
325,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	306,944
230,000	Philip Morris International, Inc.	5.25%	02/13/2034	227,439
				717,583
Airlines - 0.02%
120,000	American Airlines, Inc.(g)	8.50%	05/15/2029	126,067
80,000	JetBlue Airways Corp. / JetBlue Loyalty LP(g)	9.88%	09/20/2031	85,083
				211,150
Auto Manufacturers - 0.10%
120,000	Cummins, Inc.	5.45%	02/20/2054	116,898
318,000	Ford Motor Co.	3.25%	02/12/2032	264,565
312,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	267,164
521,000	Hyundai Capital America(g)	5.30%	01/08/2029	522,259
				1,170,886
Auto Parts & Equipment - 0.03%
60,000	Dornoch Debt Merger Sub, Inc.(g)	6.63%	10/15/2029	48,665
300,000	ZF North America Capital, Inc.(g)	6.88%	04/23/2032	284,840
				333,505
Banks - 0.44%
205,000	Bank of America Corp.(h)	1D US SOFR + 1.21%	10/20/2032	173,062
210,000	Bank of America Corp.(h)	1D US SOFR + 1.65%	01/23/2035	210,325

Principal Amount/Description		Rate	Maturity	Value
$141,000	Bank of America Corp.(h)	1D US SOFR + 1.74%	10/25/2035	$137,936
585,000	Bank of America Corp.(h)	5Y US TI + 1.20%	09/21/2036	476,879
229,000	Bank of New York Mellon Corp.(h)	1D US SOFR + 1.23%	07/22/2032	228,488
107,000	Citigroup, Inc.(h)	1D US SOFR + 1.28%	02/24/2028	102,933
268,000	Citigroup, Inc.(h)	5Y US TI + 1.73%	09/19/2039	255,390
590,000	Goldman Sachs Group, Inc.(h)	3M CME TERM SOFR + 1.43%	05/15/2026	592,388
172,000	Goldman Sachs Group, Inc.(h)	1D US SOFR + 0.82%	09/10/2027	172,497
248,000	Goldman Sachs Group, Inc.(h)	1D US SOFR + 1.55%	07/23/2035	243,496
153,000	Huntington Bancshares, Inc.(h)	1D US SOFR + 1.276%	01/15/2031	153,171
68,000	JPMorgan Chase & Co.(h)	1D US SOFR + 1.99%	07/25/2028	67,989
235,000	JPMorgan Chase & Co.(h)	1D US SOFR + 1.02%	06/01/2029	213,620
511,000	JPMorgan Chase & Co.(h)	1D US SOFR + 1.46%	07/22/2035	505,803
126,000	M&T Bank Corp.(h)	1D US SOFR + 2.26%	03/13/2032	129,204
179,000	Morgan Stanley(h)	1D US SOFR + 1.67%	07/17/2026	178,854
213,000	Morgan Stanley(h)	1D US SOFR + 1.61%	04/20/2028	209,986
88,000	Morgan Stanley(h)	1D US SOFR + 1.29%	01/21/2033	75,419
260,000	Truist Financial Corp.(h)	1D US SOFR + 1.57%	08/05/2032	257,052
229,000	Wells Fargo & Co.(h)	1D US SOFR + 1.98%	07/25/2028	228,227
260,000	Wells Fargo & Co.(h)	3M CME TERM SOFR + 1.43%	10/30/2030	234,635
370,000	Wells Fargo & Co.(h)	1D US SOFR + 2.06%	10/23/2034	393,458
128,000	Wells Fargo & Co.(a)(h)	5Y US TI + 2.767%	12/31/9999	132,435
				5,373,247
Beverages - 0.02%
260,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	262,502

Biotechnology - 0.06%
380,000	Amgen, Inc.	5.75%	03/02/2063	364,762
150,000	Gilead Sciences, Inc.	5.55%	10/15/2053	147,656
257,000	Royalty Pharma PLC	5.40%	09/02/2034	250,229
				762,647
Building Materials - 0.07%
150,000	Builders FirstSource, Inc.(g)	6.38%	03/01/2034	148,228
100,000	Cornerstone Building Brands, Inc.(g)	9.50%	08/15/2029	97,451
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(g)	6.63%	12/15/2030	120,310
130,000	Griffon Corp.	5.75%	03/01/2028	127,565
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(g)	6.75%	04/01/2032	120,637
122,000	Owens Corning	5.70%	06/15/2034	124,005

Principal Amount/Description		Rate	Maturity	Value
$60,000	Standard Building Solutions, Inc.(g)	6.50%	08/15/2032	$60,148
				798,344
Chemicals - 0.08%
25,000	Avient Corp.(g)	6.25%	11/01/2031	24,687
285,000	CF Industries, Inc.	5.38%	03/15/2044	265,385
125,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	126,687
253,000	LYB International Finance III LLC	5.50%	03/01/2034	248,373
227,000	Mosaic Co.	5.38%	11/15/2028	229,744
75,000	WR Grace Holdings LLC(g)	5.63%	08/15/2029	69,062
				963,938
Commercial Services - 0.13%
155,000	Allied Universal Holdco LLC(g)	7.88%	02/15/2031	158,616
70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	70,557
65,000	Dcli Bidco LLC(g)	7.75%	11/15/2029	66,704
260,000	Global Payments, Inc.	4.95%	08/15/2027	260,623
105,000	Mavis Tire Express Services Topco Corp.(g)	6.50%	05/15/2029	100,807
261,000	Quanta Services, Inc.	5.25%	08/09/2034	255,164
194,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	164,918
261,000	Verisk Analytics, Inc.	5.25%	06/05/2034	258,042
60,000	Veritiv Operating Co.(g)	10.50%	11/30/2030	64,183
65,000	VT Topco, Inc.(g)	8.50%	08/15/2030	68,925
75,000	Wand NewCo 3, Inc.(g)	7.63%	01/30/2032	77,111
50,000	WASH Multifamily Acquisition, Inc.(g)	5.75%	04/15/2026	49,848
				1,595,498
Computers - 0.11%
75,000	Amentum Holdings, Inc.(g)	7.25%	08/01/2032	75,654
123,000	Dell, Inc.	6.50%	04/15/2038	128,794
649,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	624,143
347,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	275,589
240,000	NetApp, Inc.	1.88%	06/22/2025	236,394
				1,340,574
Distribution/Wholesale - 0.02%
195,000	BCPE Empire Holdings, Inc.(g)	7.63%	05/01/2027	194,533
75,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	73,754
				268,287
Diversified Financial Services - 0.11%
101,000	Apollo Global Management, Inc.(h)	5Y US TI + 2.17%	12/15/2054	99,679
395,000	Aviation Capital Group LLC(g)	1.95%	09/20/2026	375,277
196,000	Aviation Capital Group LLC(g)	5.38%	07/15/2029	196,238
251,000	LPL Holdings, Inc.	6.00%	05/20/2034	255,710
140,000	Nationstar Mortgage Holdings, Inc.(g)	5.75%	11/15/2031	133,962
150,000	OneMain Finance Corp.	7.50%	05/15/2031	154,115
70,000	PennyMac Financial Services, Inc.(g)	7.88%	12/15/2029	73,405
				1,288,386
Electric - 0.47%
151,000	AEP Texas, Inc.	5.45%	05/15/2029	153,021
257,000	Arizona Public Service Co.	5.70%	08/15/2034	260,031

Principal Amount/Description		Rate	Maturity	Value
$250,000	Black Hills Corp.	6.00%	01/15/2035	$257,965
157,000	Dominion Energy, Inc.(h)	5Y US TI + 2.21%	05/15/2055	160,009
417,000	DTE Energy Co.	5.85%	06/01/2034	428,348
248,000	Duke Energy Corp.	5.45%	06/15/2034	247,834
325,000	Duke Energy Corp.	3.95%	08/15/2047	242,614
85,000	Duke Energy Corp.	5.00%	08/15/2052	74,269
134,000	Edison International	5.25%	03/15/2032	132,642
130,000	Entergy Arkansas LLC	5.75%	06/01/2054	128,803
128,000	Entergy Corp.(h)	5Y US TI + 2.67%	12/01/2054	130,781
134,000	Eversource Energy	5.50%	01/01/2034	133,040
1,000,000	Exelon Corp.	4.05%	04/15/2030	953,631
75,000	Lightning Power LLC(g)	7.25%	08/15/2032	77,334
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	625,711
122,000	NextEra Energy Capital Holdings, Inc.(h)	5Y US TI + 2.46%	06/15/2054	125,292
160,000	NRG Energy, Inc.(g)	2.00%	12/02/2025	155,439
75,000	NRG Energy, Inc.(g)	6.00%	02/01/2033	72,902
236,000	Pacific Gas and Electric Co.	6.95%	03/15/2034	258,623
613,000	Pacific Gas and Electric Co.	6.75%	01/15/2053	668,632
60,000	Pike Corp.(g)	8.63%	01/31/2031	63,372
75,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	70,659
195,000	Southwestern Electric Power Co.	3.25%	11/01/2051	123,667
95,000	Virginia Electric and Power Co.	5.55%	08/15/2054	91,953
85,000	Vistra Operations Co. LLC(g)	7.75%	10/15/2031	89,250
70,000	Vistra Operations Co. LLC(g)	6.88%	04/15/2032	71,741
				5,797,563
Electronics - 0.04%
134,000	Amphenol Corp.	5.38%	11/15/2054	127,502
262,000	Arrow Electronics, Inc.	5.15%	08/21/2029	261,036
141,000	Keysight Technologies, Inc.	4.95%	10/15/2034	135,707
				524,245
Engineering & Construction - 0.03%
80,000	Brand Industrial Services, Inc.(g)	10.38%	08/01/2030	81,524
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	187,543
88,000	MasTec, Inc.	5.90%	06/15/2029	89,648
				358,715
Entertainment - 0.04%
170,000	Caesars Entertainment, Inc.(g)	6.00%	10/15/2032	164,068
135,000	Light & Wonder International, Inc.(g)	7.25%	11/15/2029	137,931
55,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(g)	6.63%	03/01/2030	52,679
145,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.(g)	6.63%	05/01/2032	147,077
				501,755
Environmental Control - 0.02%
70,000	Madison IAQ LLC(g)	5.88%	06/30/2029	66,174
182,000	Veralto Corp.	5.35%	09/18/2028	184,404
				250,578
Food - 0.06%
110,000	Performance Food Group, Inc.(g)	6.13%	09/15/2032	110,132
100,000	Post Holdings, Inc.(g)	6.38%	03/01/2033	98,136
131,000	The Campbell's Company	5.40%	03/21/2034	130,428
280,000	United Natural Foods, Inc.(g)	6.75%	10/15/2028	276,243
175,000	US Foods, Inc.(g)	5.75%	04/15/2033	170,502
				785,441

Principal Amount/Description		Rate	Maturity	Value
Gas - 0.02%
$265,000	NiSource, Inc.	5.35%	04/01/2034	$262,989

Hand/Machine Tools - 0.02%
105,000	Regal Rexnord Corp.	6.05%	02/15/2026	106,005
151,000	Regal Rexnord Corp.	6.05%	04/15/2028	153,639
				259,644
Healthcare-Products - 0.04%
100,000	Medline Borrower LP(g)	5.25%	10/01/2029	96,601
70,000	Sotera Health Holdings LLC(g)	7.38%	06/01/2031	71,005
262,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	256,963
				424,569
Healthcare-Services - 0.26%
425,000	Centene Corp.	2.50%	03/01/2031	351,805
95,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	85,167
75,000	Elevance Health, Inc.	4.55%	05/15/2052	60,508
585,000	HCA, Inc.	5.25%	06/15/2049	506,873
175,000	IQVIA, Inc.	6.25%	02/01/2029	181,084
649,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	615,385
130,000	LifePoint Health, Inc.(g)	4.38%	02/15/2027	124,699
155,000	LifePoint Health, Inc.(g)	10.00%	06/01/2032	157,790
264,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	256,446
91,574	Radiology Partners, Inc.(g)(j)	7.78% (3.50%)	01/31/2029	90,544
125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	124,171
302,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	272,148
90,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	77,635
287,000	Universal Health Services, Inc.	4.63%	10/15/2029	277,111
				3,181,366
Home Builders - 0.02%
285,000	DR Horton, Inc.	5.00%	10/15/2034	275,350

Insurance - 0.25%
95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	94,310
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.50%	10/01/2031	74,353
108,000	American National Group, Inc.	5.75%	10/01/2029	108,207
70,000	AmWINS Group, Inc.(g)	4.88%	06/30/2029	66,054
40,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves(g)	7.88%	11/01/2029	40,578
154,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	153,363
331,000	Arthur J Gallagher & Co.	5.15%	02/15/2035	322,881
211,000	Athene Global Funding(g)	5.35%	07/09/2027	213,125
315,000	Athene Global Funding(g)	4.72%	10/08/2029	307,457
267,000	Athene Holding, Ltd.(h)	5Y US TI + 2.61%	10/15/2054	266,174
376,000	Beacon Funding Trust(g)	6.27%	08/15/2054	371,756
130,000	Brighthouse Financial Global Funding(g)	2.00%	06/28/2028	116,274
258,000	Brown & Brown, Inc.	5.65%	06/11/2034	258,458
134,000	F&G Annuities & Life, Inc.	6.25%	10/04/2034	130,093
60,000	HUB International, Ltd.(g)	7.25%	06/15/2030	61,549
98,000	Markel Group, Inc.	6.00%	05/16/2054	97,185
285,000	Massachusetts Mutual Life Insurance Co.(g)	3.20%	12/01/2061	169,954

Principal Amount/Description		Rate	Maturity	Value
$100,000	Panther Escrow Issuer LLC(g)	7.13%	06/01/2031	$101,108
164,000	Willis North America, Inc.	4.50%	09/15/2028	161,185
				3,114,064
Internet - 0.11%
274,000	Expedia Group, Inc.	3.80%	02/15/2028	264,783
298,000	Meta Platforms, Inc.	4.45%	08/15/2052	251,335
191,000	Netflix, Inc.	5.40%	08/15/2054	185,970
300,000	Uber Technologies, Inc.(g)	4.50%	08/15/2029	290,689
261,000	Uber Technologies, Inc.	4.80%	09/15/2034	250,008
60,000	Wayfair LLC(g)	7.25%	10/31/2029	60,120
				1,302,905
Investment Companies - 7.84%
129,000	Apollo Debt Solutions BDC(g)	6.70%	07/29/2031	132,541
68,000	Ares Capital Corp.	5.95%	07/15/2029	68,788
93,000	Ares Strategic Income Fund(g)	5.70%	03/15/2028	93,018
5,300,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	5,527,094
6,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	5,719,294
159,000	Blackstone Private Credit Fund(g)	6.00%	11/22/2034	155,253
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,745,314
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,639,692
5,247,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	4,952,853
6,660,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	6,661,574
844	Blue Owl Credit Income Corp.(g)	5.50%	03/21/2025	844
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,971,984
3,400,000	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,571,319
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,124,482
7,015,000	Blue Owl Technology Finance Corp.(g)	6.75%	06/30/2025	7,040,791
9,550,000	Blue Owl Technology Finance Corp.(g)	4.75%	12/15/2025	9,450,361
4,800,000	Blue Owl Technology Finance Corp. II(g)	6.75%	04/04/2029	4,831,658
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,062,388
10,000,000	Franklin BSP Capital Corp.(g)	7.20%	06/15/2029	10,199,950
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,136,063
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,386,496
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,556,572
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,071,776
				96,100,105
Leisure Time - 0.05%
175,000	Life Time, Inc.(g)	6.00%	11/15/2031	173,367
256,000	Royal Caribbean Cruises, Ltd.(g)	5.38%	07/15/2027	254,591
75,000	Royal Caribbean Cruises, Ltd.(g)	6.25%	03/15/2032	75,956
35,000	Sabre GLBL, Inc.(g)	8.63%	06/01/2027	34,554
15,000	Sabre GLBL, Inc.(g)	10.75%	11/15/2029	15,531
90,000	Viking Cruises, Ltd.(g)	9.13%	07/15/2031	96,872
				650,871
Lodging - 0.05%
65,000	Full House Resorts, Inc.(g)	8.25%	02/15/2028	64,821
261,000	Hyatt Hotels Corp.	5.25%	06/30/2029	261,315
265,000	Marriott International, Inc.	5.30%	05/15/2034	263,123
				589,259
Machinery-Diversified - 0.03%
257,000	AGCO Corp.	5.80%	03/21/2034	258,478
133,000	CNH Industrial Capital LLC	5.10%	04/20/2029	133,102
				391,580

Principal Amount/Description		Rate	Maturity	Value
Media - 0.07%
$65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.13%	05/01/2027	$63,925
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	77,717
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	02/01/2032	8,788
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.25%	01/15/2034	64,996
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	101,972
135,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(g)	5.88%	08/15/2027	131,674
75,000	DISH DBS Corp.(g)	5.75%	12/01/2028	64,265
25,000	DISH DBS Corp.	5.13%	06/01/2029	16,116
60,000	Gray Television, Inc.(g)	10.50%	07/15/2029	60,062
70,000	McGraw-Hill Education, Inc.(g)	5.75%	08/01/2028	68,424
25,000	McGraw-Hill Education, Inc.(g)	7.38%	09/01/2031	25,617
70,000	Townsquare Media, Inc.(g)	6.88%	02/01/2026	69,846
65,000	Univision Communications, Inc.(g)	7.38%	06/30/2030	62,266
				815,668
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(g)	6.38%	06/15/2030	100,467

Mining - 0.06%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	48,797
221,000	Glencore Funding LLC(g)	1.63%	04/27/2026	212,057
455,000	Glencore Funding LLC(g)	5.37%	04/04/2029	458,822
50,000	Southern Copper Corp.	3.88%	04/23/2025	49,785
				769,461
Oil & Gas - 0.18%
125,000	Aethon United BR LP / Aethon United Finance Corp.(g)	7.50%	10/01/2029	127,956
55,000	Civitas Resources, Inc.(g)	8.38%	07/01/2028	57,190
65,000	CNX Resources Corp.(g)	6.00%	01/15/2029	63,798
140,000	Devon Energy Corp.	5.75%	09/15/2054	127,124
136,000	Expand Energy Corp.	5.70%	01/15/2035	133,567
125,000	Gulfport Energy Operating Corp.(g)	6.75%	09/01/2029	126,028
75,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	7.25%	02/15/2035	70,576
100,000	Matador Resources Co.(g)	6.50%	04/15/2032	99,038
50,000	Nabors Industries, Inc.(g)	9.13%	01/31/2030	50,894
750,000	NiSource, Inc.	3.60%	05/01/2030	699,985
60,000	Occidental Petroleum Corp.	5.38%	01/01/2032	58,788
65,000	Permian Resources Operating LLC(g)	7.00%	01/15/2032	66,046
130,000	Permian Resources Operating LLC(g)	6.25%	02/01/2033	128,428
65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(g)	7.88%	11/01/2028	67,164
125,000	SM Energy Co.(g)	7.00%	08/01/2032	123,362
55,000	Transocean, Inc.(g)	8.00%	02/01/2027	55,163
79,000	Vine Engergy Holdings LLC(g)	6.75%	04/15/2029	79,928

Principal Amount/Description		Rate	Maturity	Value
$50,000	Vital Energy, Inc.(g)	7.88%	04/15/2032	$48,158
				2,183,193
Oil & Gas Services - 0.02%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.63%	09/01/2032	119,964
120,000	Kodiak Gas Services LLC(g)	7.25%	02/15/2029	122,519
50,000	Weatherford International, Ltd.(g)	8.63%	04/30/2030	51,667
				294,150
Packaging & Containers - 0.07%
99,000	Berry Global, Inc.(g)	4.88%	07/15/2026	98,680
150,000	Berry Global, Inc.(g)	5.65%	01/15/2034	150,513
125,000	Clydesdale Acquisition Holdings, Inc.(g)	6.88%	01/15/2030	126,002
70,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(g)	4.38%	10/15/2028	70,010
90,000	Sealed Air Corp./Sealed Air Corp US(g)	7.25%	02/15/2031	92,885
135,000	Sonoco Products Co.	4.60%	09/01/2029	131,569
180,000	Trident TPI Holdings, Inc.(g)	12.75%	12/31/2028	198,781
				868,440
Pharmaceuticals - 0.12%
283,000	AbbVie, Inc.	4.70%	05/14/2045	250,007
140,000	AbbVie, Inc.	5.50%	03/15/2064	133,798
65,000	AdaptHealth LLC(g)	5.13%	03/01/2030	59,241
45,000	Bausch Health Cos., Inc.(g)	5.25%	01/30/2030	24,565
270,000	Cardinal Health, Inc.	4.60%	03/15/2043	231,084
37,000	Cardinal Health, Inc.	4.50%	11/15/2044	30,628
260,000	CVS Health Corp.	5.30%	06/01/2033	249,345
393,000	CVS Health Corp.	5.88%	06/01/2053	360,789
70,000	Owens & Minor, Inc.(g)	6.63%	04/01/2030	65,705
				1,405,162
Pipelines - 0.45%
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(g)	7.25%	07/15/2032	61,698
130,000	Buckeye Partners LP(g)	6.88%	07/01/2029	131,706
283,000	Cheniere Energy Partners LP	4.00%	03/01/2031	261,883
265,000	Cheniere Energy, Inc.	4.63%	10/15/2028	259,437
141,000	DT Midstream, Inc.(g)	4.13%	06/15/2029	131,776
1,000,000	Energy Transfer LP	3.90%	07/15/2026	987,604
301,000	Energy Transfer LP	5.00%	05/15/2044	259,612
266,000	Energy Transfer LP	5.95%	05/15/2054	257,321
130,000	Energy Transfer LP(h)	5Y US TI + 2.83%	10/01/2054	132,424
128,000	EnLink Midstream LLC	5.38%	06/01/2029	128,087
396,000	EnLink Midstream LLC	5.65%	09/01/2034	394,939
259,000	Enterprise Products Operating LLC	5.55%	02/16/2055	249,384
115,000	Harvest Midstream I LP(g)	7.50%	05/15/2032	117,218
138,000	Hess Midstream Operations LP(g)	5.50%	10/15/2030	134,080
429,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	465,302
133,000	Kinetik Holdings LP(g)	5.88%	06/15/2030	131,012
260,000	MPLX LP	5.50%	06/01/2034	256,417
95,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	8.13%	02/15/2029	96,340
301,000	NGPL PipeCo LLC(g)	3.25%	07/15/2031	259,795
116,000	ONEOK, Inc.	6.63%	09/01/2053	122,076

Principal Amount/Description		Rate	Maturity	Value
$51,000	South Bow USA Infrastructure Holdings LLC(g)	4.91%	09/01/2027	$50,845
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	7.38%	02/15/2029	60,248
59,000	Targa Resources Corp.	5.50%	02/15/2035	58,089
40,000	Venture Global LNG, Inc.(g)	8.13%	06/01/2028	41,642
40,000	Venture Global LNG, Inc.(g)	8.38%	06/01/2031	41,758
40,000	Venture Global LNG, Inc.(g)	9.88%	02/01/2032	43,916
348,000	Williams Cos., Inc.	5.15%	03/15/2034	338,539
				5,473,148
Real Estate - 0.01%
70,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(g)	7.00%	04/15/2030	62,176

REITS - 0.29%
115,000	Agree LP	2.60%	06/15/2033	92,506
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	150,091
52,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	46,430
383,000	American Homes 4 Rent LP	5.50%	02/01/2034	381,666
110,000	American Tower Corp.	5.55%	07/15/2033	111,001
678,000	Crown Castle, Inc.	3.65%	09/01/2027	657,673
265,000	Extra Space Storage LP	5.40%	02/01/2034	262,604
300,000	Host Hotels & Resorts LP	2.90%	12/15/2031	255,384
270,000	Host Hotels & Resorts LP	5.70%	07/01/2034	269,720
170,000	Iron Mountain, Inc.(g)	7.00%	02/15/2029	173,827
25,000	Iron Mountain, Inc.(g)	6.25%	01/15/2033	24,917
135,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	133,257
175,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(g)	7.00%	02/01/2030	177,740
198,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	198,434
127,000	Sabra Health Care LP	3.20%	12/01/2031	109,033
315,000	Sun Communities Operating LP	2.70%	07/15/2031	265,050
280,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	268,506
				3,577,839
Retail - 0.10%
50,000	Carvana Co.(g)(j)	9.00% (12.00%)	12/01/2028	53,436
20,000	Carvana Co.(g)(j)	13.00% (13.00%)	06/01/2030	21,979
65,000	Cougar JV Subsidiary LLC(g)	8.00%	05/15/2032	67,535
75,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(g)	6.75%	01/15/2030	69,254
264,000	Genuine Parts Co.	4.95%	08/15/2029	263,350
153,000	Lowe's Cos., Inc.	5.63%	04/15/2053	147,146
37,000	Macy's Retail Holdings LLC(g)	5.88%	04/01/2029	36,286
300,000	McDonald's Corp.	4.45%	03/01/2047	252,083
30,000	Michaels Cos., Inc.(g)	5.25%	05/01/2028	22,685
25,000	Michaels Cos., Inc.(g)	7.88%	05/01/2029	15,290
133,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	129,076
65,000	Staples, Inc.(g)	10.75%	09/01/2029	64,027
95,000	Victra Holdings LLC / Victra Finance Corp.(g)	8.75%	09/15/2029	99,787
				1,241,934

Principal Amount/Description		Rate	Maturity	Value
Semiconductors - 0.12%
$413,000	Broadcom, Inc.(g)	3.42%	04/15/2033	$361,719
333,000	Broadcom, Inc.(g)	3.19%	11/15/2036	268,386
200,000	Foundry JV Holdco LLC(g)	6.40%	01/25/2038	202,345
511,000	Marvell Technology, Inc.	5.95%	09/15/2033	530,760
152,000	Qorvo, Inc.(g)	3.38%	04/01/2031	130,126
				1,493,336
Software - 0.17%
132,000	AppLovin Corp.	5.38%	12/01/2031	132,097
70,000	AthenaHealth Group, Inc.(g)	6.50%	02/15/2030	66,594
131,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	125,658
90,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(g)	8.00%	06/15/2029	91,746
125,000	Ellucian Holdings, Inc.(g)	6.50%	12/01/2029	125,365
244,000	Fiserv, Inc.	5.45%	03/15/2034	244,315
222,000	Intuit, Inc.	5.50%	09/15/2053	217,551
145,000	Oracle Corp.	6.25%	11/09/2032	153,724
95,000	Oracle Corp.	3.80%	11/15/2037	79,367
458,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	457,880
60,000	UKG, Inc.(g)	6.88%	02/01/2031	60,936
244,000	Workday, Inc.	3.70%	04/01/2029	232,131
142,000	Workday, Inc.	3.80%	04/01/2032	129,276
				2,116,640
Telecommunications - 0.15%
500,000	AT&T, Inc.	4.30%	02/15/2030	484,413
745,000	AT&T, Inc.	3.50%	09/15/2053	502,115
90,000	Consolidated Communications, Inc.(g)	5.00%	10/01/2028	83,856
50,000	EchoStar Corp.	10.75%	11/30/2029	53,818
90,000	Level 3 Financing, Inc.(g)	10.50%	04/15/2029	100,746
262,000	Motorola Solutions, Inc.	5.40%	04/15/2034	262,245
285,000	T-Mobile USA, Inc.	3.40%	10/15/2052	190,262
167,000	T-Mobile USA, Inc.	5.25%	06/15/2055	151,810
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(g)	8.25%	10/01/2031	36,190
				1,865,455
Transportation - 0.21%
1,183,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,114,281
668,000	CSX Corp.	3.80%	11/01/2046	514,134
130,000	Genesee & Wyoming, Inc.(g)	6.25%	04/15/2032	130,946
500,000	Union Pacific Corp.	3.70%	03/01/2029	480,158
125,000	Watco Cos. LLC / Watco Finance Corp.(g)	7.13%	08/01/2032	128,969
135,000	XPO, Inc.(g)	7.13%	06/01/2031	138,972
				2,507,460
Trucking & Leasing - 0.04%
175,000	Fortress Transportation and Infrastructure Investors LLC(g)	5.88%	04/15/2033	169,070
154,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(g)	5.75%	05/24/2026	155,667

Principal Amount/Description		Rate	Maturity	Value
$219,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	$215,530
				540,267

TOTAL U.S. CORPORATE BONDS
(Cost $155,433,205)				155,603,380

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.08%
Colombia - 0.03%
$600,000	Colombia Government International Bond	4.13%	05/15/2051	344,931
Guatemala - 0.02%
300,000	Guatemala Government Bond(i)	4.38%	06/05/2027	289,200
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	178,713
Panama - 0.01%
300,000	Panama Government International Bond	3.87%	07/23/2060	157,633

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,364,295)				970,477

BANK LOANS - 1.61%(h)
Canada - 0.08%
389,003	Bausch + Lomb Corp., First Lien	1M SOFR + 3.25%, 0.50% Floor	05/10/2027	390,965
390,000	Garda World Security Corp., First Lien	3M SOFR + 4.50%	02/01/2029	393,780
204,488	Kronos Acquisition Holdings, Inc., First Lien	3M SOFR + 4.00%	07/08/2031	193,624
				978,369
Great Britain - 0.00%(b)
16,154	Inmarsat PLC, First Lien - B Term Loan	1M CME TERM SOFR + 3.00%	09/23/2026	16,184

Luxembourg - 0.09%
1,113,384	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 8.00%, 1.00% Floor	09/29/2028	1,045,534

Netherlands - 0.00%(b)
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M SOFR + 3.00%	06/28/2024	2,925
84,638	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M CME TERM SOFR + 9.33%	06/30/2025	34,067
				36,992
United States - 1.44%
393,982	ADMI Corp., First Lien	1M SOFR + 3.75%, 0.50% Floor	12/23/2027	388,072
389,025	Alliant Holdings Intermediate LLC, First Lien	1M SOFR + 2.75%	09/19/2031	390,507
390,000	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M CME TERM SOFR + 3.75%, 0.50% Floor	05/15/2028	391,759

Principal Amount/Description		Rate	Maturity	Value
$390,000	Allspring Buyer LLC, First Lien	3M SOFR + 3.25%, 0.50% Floor	11/01/2028	$391,221
390,000	Ascend Learning LLC, First Lien	3M SOFR + 3.50%, 0.50% Floor	12/11/2028	392,592
20,000	Aspire Bakeries 12/23 TL	1M SOFR + 4.25%	12/30/2030	20,225
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	110,141
393,982	Aveanna Healthcare LLC, First Lien	3M SOFR + 0.00%, 0.50% Floor	07/17/2028	391,349
195,000	Boxer Parent Co., Inc., First Lien	3M SOFR + 3.75%	07/30/2031	196,851
195,000	Boxer Parent Co., Inc., Second Lien	3M SOFR + 5.75%	07/30/2032	192,401
389,023	BroadStreet Partners, Inc., First Lien	1M SOFR + 3.00%	06/16/2031	390,808
390,000	Central Parent LLC, First Lien	3M SOFR + 3.25%	07/06/2029	385,345
385,000	Chariot Buyer LLC, First Lien	3M SOFR + 3.25%, 0.50% Floor	11/03/2028	387,768
390,000	CHG PPC Parent LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	12/08/2028	392,683
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,331,164
389,025	Cotiviti, Inc., First Lien	1M SOFR + 2.75%	04/30/2031	391,701
390,000	Cube Industrials 10/24	3M CME TERM + 3.50%	10/09/2031	393,087
393,969	Deerfield Dakota Holding LLC, First Lien	3M SOFR + 3.75%, 1.00% Floor	04/09/2027	386,213
100,000	Dexko Global, Inc., First Lien	3M SOFR + 3.75%, 0.50% Floor	10/04/2028	94,788
390,000	DG Investment Intermediate Holdings 2, Inc., First Lien	1M SOFR + 3.75%, 0.75% Floor	03/31/2028	394,631
200,000	Directv Financing LLC, First Lien	3M SOFR + 0.00%, 0.75% Floor	08/02/2029	196,766
195,000	Edelman Financial Engines Center LLC, First Lien	1M SOFR + 3.25%	04/07/2028	196,408
195,000	Edelman Financial Engines Center LLC, Second Lien	1M SOFR + 5.25%	10/06/2028	197,011
195,000	EG America LLC, First Lien	3M SOFR + 5.50%, 0.50% Floor	02/07/2028	197,020
4,752	Epic Creations 10/24 DIP	1M CME TERM SOFR + 3.00%	04/30/2025	4,776
390,000	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.50%	01/13/2029	391,930
352,175	Focus Financial Partners LLC, First Lien	1M SOFR + 3.25%	09/17/2031	355,851
37,825	Focus Financial Partners LLC, First Lien	3M SOFR + 0.00%	09/17/2031	38,219
405,000	Gainwell Acquisition Corp., First Lien - B Term Loan	3M SOFR + 4.00%, 0.75% Floor	10/01/2027	393,300
195,000	Golden State Foods 10/24	3M SOFR + 4.25%	10/07/2031	196,980
390,000	Great Outdoors Group LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	03/06/2028	392,632
390,000	Hexion Holdings Corp., First Lien	3M SOFR + 4.50%, 0.50% Floor	03/15/2029	390,528
380,000	INEOS US Petrochem LLC, First Lien	1M SOFR + 4.25%	03/29/2029	383,325
389,023	Kenan Advantage Group, Inc., First Lien	1M SOFR + 3.25%	01/25/2029	391,942
395,000	LBM Acquisition LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	06/06/2031	392,284
390,000	Mister Car Wash Holdings, Inc., First Lien	1M SOFR + 2.75%	03/27/2031	392,332

Principal Amount/Description		Rate	Maturity	Value
$194,513	Mitchell International, Inc., First Lien	1M SOFR + 3.25%, 0.50% Floor	06/17/2031	$194,859
195,000	Mitchell International, Inc., Second Lien	1M SOFR + 5.25%, 0.50% Floor	06/17/2032	193,376
95,000	Natgasoline LLC, First Lien - Initial Term Loan	1M SOFR + 3.63%	11/14/2025	94,525
205,000	NEP Group, Inc., First Lien	1M SOFR + 3.25%	08/19/2026	187,883
390,000	OneDigital Borrower LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	07/02/2031	391,474
399,000	Radiology Partners 2/24	3M SOFR + 3.50%	01/31/2029	395,309
400,000	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	393,626
389,025	Sedgwick Claims Management Services, Inc., First Lien	3M SOFR + 3.00%	07/31/2031	391,851
193,846	Signia Aerospace 11/24 TL	1M CME TERM SOFR + 3.00%	11/21/2031	194,211
104,738	Staples, Inc., First Lien	3M SOFR + 5.75%, 0.50% Floor	09/10/2029	100,368
390,000	STUBHUB HLDGS INC, TL	1M SOFR + 4.75%	03/12/2030	391,463
200,000	Team Health Holdings, Inc., First Lien	3M SOFR + 5.25%, 1.00% Floor	03/02/2027	193,925
382,056	Tiger Acquisition LLC, First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	06/01/2028	383,011
390,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	03/31/2028	393,561
195,000	Univision Communications, Inc., First Lien	3M SOFR + 4.25%, 0.50% Floor	06/25/2029	196,158
194,504	Vantage Specialty Chemicals, Inc., First Lien	1M SOFR + 4.75%, 0.50% Floor	10/26/2026	192,802
60,000	Veritiv Operating Co., First Lien	3M SOFR + 4.50%	11/29/2030	60,263
390,000	Wand NewCo 3, Inc., First Lien	1M SOFR + 3.25%	01/30/2031	392,083
195,000	WaterBridge Midstream Operating LLC, First Lien	3M SOFR + 4.75%	06/27/2029	194,513
389,025	WaterBridge NDB Operating LLC, First Lien	3M SOFR + 4.50%	05/10/2029	393,715
410,000	White Cap Supply Holdings LLC, First Lien	1M SOFR + 3.25%	10/31/2029	411,298
				17,664,884

TOTAL BANK LOANS
(Cost $21,460,230)				19,741,963

COLLATERALIZED LOAN OBLIGATIONS - 5.55%
Cayman Islands - 5.18%
	AIMCO CLO Series 2018-A
500,000	Series 2024-AA(g)(h)	3M CME TERM SOFR + 2.85%	10/17/2037	$500,000
	Apidos CLO XXIV
1,000,000	Series 2018-24A(g)(h)	3M CME TERM SOFR + 6.06%	10/20/2030	1,008,176
	Bain Capital Credit CLO 2024-4, Ltd.
500,000	Series 2024-4A(g)(h)	3M CME TERM SOFR + 3.10%	10/23/2037	503,738
	Barings CLO, Ltd.
500,000	Series 2018-4A(g)(h)	3M CME TERM SOFR + 6.08%	10/15/2030	503,064
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 6.01%	07/20/2029	1,304,481

Principal Amount/Description		Rate	Maturity	Value
	Barings CLO, Ltd. 2019-I
$1,500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 7.12%	04/15/2035	$1,505,692
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(g)(h)	3M CME TERM SOFR + 6.50%	01/17/2035	504,474
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(g)(h)	3M CME TERM SOFR + 3.10%	10/20/2037	1,003,149
	Benefit Street Partners CLO XXXVII, Ltd.
1,000,000	Series 2024-37A(g)(h)	3M CME TERM SOFR + 2.85%	01/25/2038	1,000,000
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 2.86%	04/20/2031	501,077
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(g)(h)	3M CME TERM SOFR + 3.26%	10/20/2030	1,007,751
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 6.01%	10/15/2031	1,009,794
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(g)(h)	3M CME TERM SOFR + 3.41%	10/15/2031	503,748
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 3.26%	07/15/2030	503,697
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.01%	01/30/2031	1,008,043
1,500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 5.76%	01/30/2031	1,474,192
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 6.01%	07/15/2031	999,819
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.06%	07/15/2031	503,690
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(g)(h)	3M CME TERM SOFR + 3.10%	07/15/2034	500,000
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 3.31%	07/15/2034	1,008,587
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(g)(h)	3M CME TERM SOFR + 6.56%	10/15/2034	1,008,341
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(g)(h)	3M CME TERM SOFR + 5.61%	05/15/2031	1,000,106
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 6.96%	01/25/2035	2,029,449
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(g)(h)	3M CME TERM SOFR + 3.15%	10/15/2037	501,594
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.26%	04/15/2030	503,715

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 6.06%	04/15/2030	$1,002,442
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 2.86%	04/17/2030	503,966
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(g)(h)	3M CME TERM SOFR + 2.16%	04/20/2031	500,714
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(g)(h)	3M CME TERM SOFR + 2.81%	05/15/2031	501,122
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(g)(h)	3M CME TERM SOFR + 2.56%	10/20/2034	501,721
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 6.21%	07/20/2034	503,893
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(g)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	502,015
	Goldentree Loan Management US CLO 3, Ltd.
500,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 3.11%	04/20/2030	503,726
	Jamestown CLO XVIII, Ltd.
1,000,000	Series 2024-18A(g)(h)	3M CME TERM SOFR + 3.75%	07/25/2035	1,012,821
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(g)(h)	3M CME TERM SOFR + 2.95%	10/21/2037	501,348
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.26%	07/16/2031	501,749
	Milos CLO, Ltd.
500,000	Series 2020-1A(g)(h)	3M CME TERM SOFR + 6.41%	10/20/2030	505,044
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 5.76%	10/20/2030	1,006,415
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(g)(h)	3M CME TERM SOFR + 6.21%	07/16/2035	503,900
	Neuberger Berman Loan Advisers CLO 44, Ltd.
1,000,000	Series 2021-44A(g)(h)	3M CME TERM SOFR + 6.26%	10/16/2034	1,010,948
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.36%	07/20/2034	504,193
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.51%	04/20/2034	504,631
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(g)(h)	3M CME TERM SOFR + 2.76%	01/21/2031	2,009,141
	Sound Point CLO XXIII
500,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 3.56%	07/15/2034	504,282

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXIV
$1,375,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 6.98%	10/25/2034	$1,211,398
500,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 3.76%	10/25/2034	500,300
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 3.61%	07/20/2034	504,427
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(g)(h)	3M CME TERM SOFR + 7.16%	01/25/2032	1,003,991
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(g)(h)	3M CME TERM SOFR + 3.66%	10/25/2034	504,528
500,000	Series 2021-4A(g)(h)	3M CME TERM SOFR + 6.96%	10/25/2034	458,137
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 2.86%	01/15/2030	500,991
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 3.98%	04/18/2036	1,412,574
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 7.31%	04/15/2035	491,300
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 3.71%	07/20/2034	1,149,821
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.16%	07/15/2030	503,704
2,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 5.76%	07/15/2030	1,996,125
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.26%	07/18/2031	1,007,515
1,000,000	Series 2018-2A(g)(h)	3M CME TERM SOFR + 6.01%	07/15/2030	997,802
2,000,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 3.21%	01/20/2031	2,015,521
1,000,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 6.48%	10/22/2031	936,573
1,500,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 3.66%	10/22/2031	1,511,664
	Upland CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.16%	04/20/2031	503,795
	Vibrant CLO III, Ltd.
1,050,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 3.76%	10/20/2031	1,058,310
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(g)(h)	3M CME TERM SOFR + 3.75%	10/20/2037	1,005,000
	Voya CLO 2017-2
1,000,000	Series 2017-2A(g)(h)	3M CME TERM SOFR + 6.28%	06/07/2030	997,654
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.61%	07/16/2034	1,008,935

Principal Amount/Description		Rate	Maturity	Value
	Voya CLO, Ltd.
$500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.06%	04/18/2031	$503,808
1,000,000	Series 2018-2A(g)(h)	3M CME TERM SOFR + 3.01%	07/15/2031	1,007,637
1,000,000	Series 2018-2A(g)(h)	3M CME TERM SOFR + 5.51%	07/15/2031	970,515
500,000	Series 2018-3A(g)(h)	3M CME TERM SOFR + 6.46%	10/20/2031	501,101
500,000	Series 2018-4A(g)(h)	3M CME TERM SOFR + 6.21%	07/14/2031	502,226
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.87%	04/20/2034	998,832
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(g)(h)	3M CME TERM SOFR + 3.91%	07/20/2030	503,654
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(g)(h)	3M CME TERM SOFR + 3.95%	07/20/2037	1,009,584
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 6.69%	07/20/2034	467,719
	Wind River 2021-3 CLO, Ltd.
750,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 6.86%	07/20/2033	739,586
Jersey - 0.37%
	Bain Capital Credit CLO 2019-4, Ltd.
500,000	Series 2022-4A(g)(h)	3M CME TERM SOFR + 3.63%	04/23/2035	500,487
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(g)(h)	3M CME TERM SOFR + 7.35%	07/17/2035	1,008,570
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(g)(h)	3M CME TERM SOFR + 5.25%	07/24/2036	511,403
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(g)(h)	3M CME TERM SOFR + 5.25%	10/20/2036	510,860
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(g)(h)	3M CME TERM SOFR + 1.36%	10/15/2037	1,002,099
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(g)(h)	3M CME TERM SOFR + 4.50%	10/20/2036	1,014,709

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $66,971,860)				68,013,303

EQUITY - LINKED NOTES - 0.00%(b)
Spain - 0.00%
263,093	Inverpamplona SA(c)(d)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 18.73%
Bermuda - 0.13%
	Shelter Growth CRE Issuer, Ltd.
$1,050,000	Series 2022-FL4(g)(h)	1M CME TERM SOFR + 4.01%	01/19/2027	$1,052,392
	Start, Ltd.
353,765	Series 2018-1(g)	4.09%	05/15/2025	350,859
	Textainer Marine Containers VII, Ltd.
242,000	Series 2024-1A(g)	5.25%	01/20/2036	239,562
Cayman Islands - 3.24%
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(g)(h)	30D US SOFR + 2.30%	01/15/2027	1,096,063
	AREIT
1,150,000	Series 2022-CRE6(g)(h)	30D US SOFR + 3.40%	01/17/2025	1,143,684
	AREIT, Ltd.
220,000	Series 2024-CRE9(g)(h)	1M CME TERM SOFR + 2.54%	02/17/2029	220,429
700,000	Series 2024-CRE9(g)(h)	1M CME TERM SOFR + 4.29%	02/17/2029	699,003
	BRSP, Ltd.
225,838	Series 2021-FL1(g)(h)	1M CME TERM SOFR + 1.26%	08/19/2038	225,119
	BSPRT Issuer, Ltd.
1,200,000	Series 2021-FL7(g)(h)	1M CME TERM SOFR + 3.51%	12/15/2038	1,148,011
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(g)(h)	3M CME TERM SOFR + 2.88%	01/20/2035	1,005,053
1,000,000	Series 2021-8A(g)(h)	3M CME TERM SOFR + 3.68%	01/20/2035	1,009,516
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 7.06%	10/16/2034	658,008
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(g)(h)	3M CME TERM SOFR + 5.86%	07/15/2030	985,183
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(g)(h)	3M CME TERM SOFR + 6.01%	08/15/2031	933,561
500,000	Series 2018-40A(g)(h)	3M CME TERM SOFR + 3.36%	08/15/2031	504,525
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(g)(h)	3M CME TERM SOFR + 6.11%	10/15/2030	1,233,307
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(g)(h)	1M CME TERM SOFR + 2.31%	07/15/2039	936,186
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(g)(h)	1M CME TERM SOFR + 2.46%	06/16/2036	957,044
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(g)(h)	3M CME TERM SOFR + 5.81%	01/28/2030	503,343
	Horizon Aircraft Finance IV, Ltd.
493,750	Series 2024-1(g)	5.38%	09/15/2031	480,646

Principal Amount/Description		Rate	Maturity	Value
	Kestrel Aircraft Funding, Ltd.
$264,469	Series 2018-1A(g)	4.25%	10/15/2025	$261,447
	LCM 28, Ltd.
1,000,000	Series 2018-28A(g)(h)	3M CME TERM SOFR + 6.01%	10/20/2030	861,499
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(g)(h)	3M CME TERM SOFR + 5.86%	07/16/2031	447,828
	LCM XIV LP
1,000,000	Series 2018-14A(g)(h)	3M CME TERM SOFR + 3.01%	07/20/2031	1,007,618
750,000	Series 2018-14A(g)(h)	3M CME TERM SOFR + 5.76%	07/20/2031	590,357
	LCM XVII LP
1,000,000	Series 2018-17A(g)(h)	3M CME TERM SOFR + 6.26%	10/15/2031	804,043
	LFT CRE, Ltd.
166,166	Series 2021-FL1(g)(h)	1M CME TERM SOFR + 1.28%	06/15/2039	165,646
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(g)(h)	1M CME TERM SOFR + 2.46%	07/15/2036	630,179
	MACH 1 Cayman, Ltd.
694,648	Series 2019-1(g)	3.47%	08/15/2026	669,922
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(g)(h)	3M CME TERM SOFR + 6.26%	07/17/2034	1,012,295
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(g)(h)	3M CME TERM SOFR + 6.00%	07/15/2037	502,911
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(g)(h)	3M CME TERM SOFR + 3.00%	10/20/2037	501,670
1,000,000	Series 2024-33A(g)(h)	3M CME TERM SOFR + 5.55%	10/20/2037	999,894
	MF1, Ltd.
300,000	Series 2021-FL7(g)(h)	1M CME TERM SOFR + 1.86%	10/16/2036	292,470
	Octagon 59, Ltd.
500,000	Series 2022-1A(g)(h)	3M CME TERM SOFR + 7.60%	05/15/2035	495,376
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 8.35%	07/15/2030	730,121
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(g)(h)	3M CME TERM SOFR + 3.11%	07/25/2030	503,978
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 7.26%	01/20/2035	471,220
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(g)(h)	3M CME TERM SOFR + 7.53%	07/15/2037	1,004,487

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 46, Ltd.
$1,000,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 6.86%	07/15/2036	$910,914
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 3.26%	07/17/2030	502,233
1,000,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 6.01%	07/17/2030	986,242
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(g)(h)	3M CME TERM SOFR + 7.26%	02/14/2031	1,003,981
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(g)(h)	3M CME TERM SOFR + 5.71%	01/22/2030	496,387
	PFP, Ltd.
298,659	Series 2024-11(g)(h)	1M CME TERM SOFR + 2.49%	08/17/2029	299,211
585,375	Series 2024-11(g)(h)	1M CME TERM SOFR + 2.99%	08/17/2029	586,446
	RR 2, Ltd.
1,000,000	Series 2021-2A(g)(h)	3M CME TERM SOFR + 6.06%	04/15/2036	1,009,054
	RR 6, Ltd.
1,000,000	Series 2021-6A(g)(h)	3M CME TERM SOFR + 6.11%	04/15/2036	1,005,899
	Sapphire Aviation Finance I, Ltd.
209,108	Series 2018-1A(g)	5.93%	03/15/2025	191,450
	STWD, Ltd.
1,250,000	Series 2019-FL1(g)(h)	1M CME TERM SOFR + 2.46%	02/15/2025	1,240,767
550,000	Series 2021-FL2(g)(h)	1M CME TERM SOFR + 2.21%	01/18/2026	533,773
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(m)	5.07%	09/15/2038	3,844,054
	TRTX Issuer, Ltd.
211,068	Series 2021-FL4(g)(h)	1M CME TERM SOFR + 1.31%	03/15/2038	211,016
1,160,000	Series 2021-FL4(g)(h)	1M CME TERM SOFR + 2.51%	03/15/2038	1,142,365
United States - 15.36%
	Aaset 2021-2 Trust
353,389	Series 2021-2A(g)	3.54%	12/15/2028	321,165
	AASET 2024-1
484,971	Series 2024-1A(g)	6.26%	05/16/2031	488,012
1,227,674	Series 2024-1A(g)	6.90%	05/16/2031	1,248,369
	AASET 2024-2, Ltd.
982,763	Series 2024-2A(g)	6.61%	09/16/2031	974,628
	ABFC Trust
2,372,072	Series 2007-WMC1(h)	1M CME TERM SOFR + 1.36%	06/25/2037	1,691,594
	AMSR
5,100,000	Series 2020-SFR3(g)	4.99%	09/17/2025	5,050,636
5,000,000	Series 2021-SFR1(g)	4.61%	06/17/2028	4,545,230
	BAMLL Commercial Mortgage Securities Trust
1,164,000	Series 2013-WBRK(g)(h)	3.53%	03/10/2025	1,144,212

Principal Amount/Description		Rate	Maturity	Value
	BANK
$10,291,000	Series 2018-BN12(g)(h)(n)	1.50%	05/15/2061	$408,002
165,000	Series 2022-BNK39(g)	2.50%	01/15/2032	104,661
660,000	Series 2022-BNK39	3.18%	01/15/2032	563,340
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	297,213
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(g)(h)(n)	0.72%	04/15/2030	539,612
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	264,940
	BANK 2021-BNK37
381,000	Series 2021-BN37(h)	3.11%	11/15/2031	293,799
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(h)	4.82%	05/15/2026	1,049,333
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	311,135
973,000	Series 2024-5YR10(g)	4.00%	10/15/2029	818,212
306,000	Series 2024-5YR9	5.61%	08/15/2029	311,605
	BBCMS Mortgage Trust
500,000	Series 2018-C2(h)	4.97%	12/15/2028	444,568
519,000	Series 2022-C17	4.44%	08/15/2032	495,523
5,542,000	Series 2024-5C27(g)(h)(n)	2.74%	06/15/2029	592,823
310,000	Series 2024-5C29	5.21%	09/15/2029	309,664
233,000	Series 2024-5C29	5.51%	09/15/2029	225,320
450,000	Series 2024-5C29(g)	4.00%	09/15/2029	376,559
	BBCMS Trust
3,000,000	Series 2018-CBM(g)(h)	1M CME TERM SOFR + 3.85%	07/15/2037	2,526,739
	BDS LLC
300,000	Series 2022-FL11(g)(h)	1M CME TERM SOFR + 2.35%	03/19/2039	301,010
	Benchmark Mortgage Trust
8,622,433	Series 2018-B2(h)(n)	0.45%	01/15/2028	91,188
600,000	Series 2018-B2(h)	4.31%	01/15/2028	519,259
19,321,071	Series 2018-B4(h)(n)	0.47%	06/15/2028	241,527
1,589,000	Series 2018-B4(g)(h)	2.77%	07/15/2028	1,271,161
300,000	Series 2019-B13	2.70%	08/15/2029	270,952
1,130,000	Series 2019-B9(h)	4.97%	01/15/2029	957,660
522,000	Series 2020-B18(g)	4.14%	08/15/2025	499,680
1,510,000	Series 2021-B31(g)	2.25%	11/15/2031	817,623
592,000	Series 2022-B32(h)	3.41%	01/15/2032	496,973
320,000	Series 2024-V10	5.28%	09/15/2029	321,356
1,200,000	Series 2024-V10(g)	4.50%	09/15/2029	1,043,520
300,000	Series 2024-V8	5.71%	05/15/2029	306,330
250,000	Series 2024-V8(g)	4.00%	07/15/2029	213,804
305,000	Series 2024-V9	5.60%	08/15/2029	310,302
	BF Mortgage Trust
705,000	Series 2019-NYT(g)(h)	1M CME TERM SOFR + 3.30%	12/15/2035	579,642
	Blackbird Capital II Aircraft Lease, Ltd.
1,054,877	Series 2021-1A(g)	3.47%	07/15/2028	970,811
	BMO Mortgage Trust
7,951,000	Series 2022-C1(g)(h)(n)	1.76%	02/15/2032	808,990
213,257	Series 2023-C5	5.74%	02/15/2028	214,020
309,000	Series 2024-5C6	5.32%	09/15/2029	310,201
1,150,000	Series 2024-5C6(g)	4.50%	09/15/2029	997,343
207,000	Series 2024-5C7(h)	5.89%	11/15/2029	210,441
6,394,000	Series 2024-C9(g)(h)(n)	1.88%	07/15/2034	868,798

Principal Amount/Description		Rate	Maturity	Value
	BSPRT Issuer, Ltd.
$300,000	Series 2023-FL10(g)(h)	1M CME TERM SOFR + 3.27%	08/15/2028	$299,187
	Business Jet Securities 2024-2 LLC
1,181,045	Series 2024-2A(g)	7.97%	09/15/2030	1,183,313
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(g)(h)	1M CME TERM SOFR + 1.95%	04/15/2034	987,828
	BX Trust
3,042,000	Series 2019-OC11(g)(h)	3.94%	12/09/2029	2,726,195
370,000	Series 2021-VIEW(g)(h)	1M CME TERM SOFR + 1.91%	06/15/2036	368,920
780,000	Series 2021-VIEW(g)(h)	1M CME TERM SOFR + 3.01%	06/15/2036	771,443
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(g)(h)	4.12%	05/15/2052	441,468
	Carbon Capital VI Commercial Mortgage Trust
995,228	Series 2019-FL2(g)(h)	1M CME TERM SOFR + 2.96%	10/15/2035	507,099
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(g)	0.00%	01/10/2028	548,955
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(g)(h)	5.99%	11/25/2044	4,326,346
	Castlelake Aircraft Securitization Trust
3,435,888	Series 2018-1(g)	6.63%	06/15/2043	1,108,434
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(g)(h)	0.00%	04/15/2039	130,625
	Castlelake Aircraft Structured Trust 2021-1
1,147,643	Series 2021-1A(g)	7.00%	10/15/2026	1,064,079
	CFCRE Commercial Mortgage Trust
432,966	Series 2016-C6	2.95%	08/10/2026	422,292
	Citigroup Commercial Mortgage Trust
400,000	Series 2015-GC31(h)	4.03%	06/10/2025	201,636
225,000	Series 2019-GC41	3.20%	08/10/2029	191,229
1,433,000	Series 2020-555(g)(h)	3.50%	12/10/2029	1,090,025
546,000	Series 2022-GC48(h)	4.58%	05/15/2032	529,517
	Citigroup Mortgage Loan Trust
567,341	Series 2006-WF1(m)	4.52%	03/25/2036	265,797
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(g)	5.99%	12/28/2026	2,637,903
1,606,747	COMM 2015-CR22 XA	0.71%	03/10/2048	16
	Commercial Mortgage Pass-Through Certificates
6,446,197	Series 2014-UBS4(g)	3.75%	08/10/2047	137,693
11,000	Series 2014-UBS4(g)(h)	0.00%	08/10/2047	1
3,959,769	Series 2015-CR26(h)(n)	0.89%	09/10/2025	7,565
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(g)	6.00%	08/27/2029	492,738
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	557,007
115,884	Series 2007-1(h)	5.90%	05/25/2037	25,253

Principal Amount/Description		Rate	Maturity	Value
$1,120,519	CSAIL 2015-C1 XA	0.45%	04/15/2050	$11
	CSAIL Commercial Mortgage Trust
490,000	Series 2016-C6(h)	4.92%	04/15/2026	457,849
1,000,000	Series 2019-C16(h)	4.24%	06/15/2029	902,001
	CSMC
350,000	Series 2021-B33(g)(h)	3.65%	10/10/2031	294,622
	CSMC Trust
370,000	Series 2017-PFHP(g)(h)	1M CME TERM SOFR + 1.00%	12/15/2030	364,380
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(h)	3.32%	03/10/2026	1,158,566
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(g)(h)	3.64%	06/05/2027	141,194
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(g)	3.48%	12/20/2026	1,859,428
	DOLP Trust
500,000	Series 2021-NYC(g)(h)	3.70%	05/10/2031	393,117
	Fannie Mae-Aces
22,477,002	Series 2019-M12(h)(n)	0.56%	06/25/2029	318,774
13,558,231	Series 2019-M24(h)(n)	1.15%	03/25/2031	667,477
35,521,732	Series 2019-M7(h)(n)	0.33%	04/25/2029	417,991
27,301,630	Series 2020-M10(h)(n)	0.76%	12/25/2027	273,546
47,169,617	Series 2020-M10(h)(n)	0.89%	07/25/2032	1,851,195
13,092,216	Series 2020-M13(h)(n)	1.23%	09/25/2030	529,798
339,467,833	Series 2021-M17(h)(n)	0.08%	07/25/2031	1,215,736
	FirstKey Homes
1,100,000	Series 2020-SFR1(g)	4.28%	09/17/2025	1,086,817
2,673,354	Series 2022-SFR1(g)	4.15%	05/17/2027	2,620,754
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(g)(h)	4.36%	07/25/2026	5,494,813
5,000,000	Series 2021-GT2(g)(h)	4.44%	10/25/2026	4,573,281
40,978,016	FNA 2021-M23 X1	0.57%	11/01/2031	624,415
	FREMF Mortgage Trust
887,222	Series 2016-KF25(g)(h)	30D US SOFR + 5.11%	05/25/2024	885,587
709,905	Series 2018-KF56(g)(h)	30D US SOFR + 5.91%	11/25/2028	627,597
1,493,450	Series 2019-KF71(g)(h)	30D US SOFR + 6.11%	10/25/2029	1,441,472
	FRTKL
4,050,000	Series 2021-SFR1(g)	4.11%	09/17/2026	3,803,469
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(g)(h)	1M CME TERM SOFR + 3.94%	04/19/2030	1,201,368
	Ginnie Mae Strip
6,924,244	Series 2020-3(n)	1.40%	09/16/2045	421,264
	Great Wolf Trust
820,000	Series 2024-WOLF(g)(h)	1M CME TERM SOFR + 3.64%	03/15/2029	829,593
	GreenSky Home Improvement Issuer Trust
250,000	Series 2024-2(g)	5.55%	10/27/2059	249,687
500,000	Series 2024-2(g)	8.75%	10/27/2059	510,510
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(g)(h)	1M CME TERM SOFR + 1.85%	07/15/2035	10,500
1,111,000	Series 2021-ARDN(g)(h)	1M CME TERM SOFR + 6.05%	11/15/2026	1,102,634

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Trust
$214,065	Series 2011-GC5(g)(h)(n)	0.00%	08/10/2044	$126
2,417,000	Series 2014-GC26(g)(h)	4.44%	11/10/2047	1,510,396
1,110,000	Series 2015-GC28(g)(h)	4.34%	02/10/2048	1,052,344
6,677,278	Series 2015-GS1(h)(n)	0.75%	11/10/2025	25,951
828,000	Series 2018-GS10(h)	4.36%	07/10/2028	746,616
1,954,000	Series 2018-TWR(g)(h)	1M CME TERM SOFR + 4.22%	07/15/2031	29,134
636,000	Series 2020-GC45(h)	3.41%	12/13/2029	552,318
	GSAA Home Equity Trust
1,782,405	Series 2006-13(h)	6.04%	07/25/2036	514,453
435,602	Series 2006-18(m)	6.18%	11/25/2036	104,855
134,233	Series 2006-6(h)	5.69%	03/25/2036	36,927
784,697	Series 2007-2(m)	6.60%	03/25/2037	177,115
	GSCG Trust
675,000	Series 2019-600C(g)(h)	3.99%	09/06/2034	3,375
	Hardee's Funding LLC
937,500	Series 2018-1A(g)	5.71%	06/20/2028	920,355
	HIG RCP LLC
1,400,000	Series 2023-FL1(g)(h)	1M CME TERM SOFR + 3.61%	04/19/2028	1,405,576
	Hilton USA Trust
900,000	Series 2016-SFP(g)	2.83%	11/05/2035	703,350
	Houston Galleria Mall Trust
100,000	Series 2015-HGLR(g)	3.98%	03/05/2025	98,793
	HSI Asset Securitization Corp. Trust
5,377,201	Series 2006-HE1(h)	1M CME TERM SOFR + 0.39%	10/25/2036	1,496,848
1,135,419	Series 2007-NC1(h)	1M CME TERM SOFR + 0.47%	04/25/2037	756,439
	HTL Commercial Mortgage Trust
300,000	Series 2024-T53(g)(h)	5.88%	05/10/2027	301,801
	ITE Rail Fund Levered LP
648,327	Series 2021-3A(g)	2.21%	06/28/2027	600,336
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(g)(h)	4.61%	07/05/2031	430,787
763,684	Series 2019-MFP(g)(h)	1M CME TERM SOFR + 1.71%	07/15/2036	758,430
	JP Morgan BB Commercial Mortgage Securities Trust
1,665,000	Series 2014-C23(g)(h)	3.36%	09/15/2047	1,284,798
2,834,868	Series 2015-C28(h)(n)	0.78%	03/15/2025	2,615
6,920,057	Series 2015-C30(h)(n)	0.41%	07/15/2025	5,422
2,542,209	Series 2015-C31(h)(n)	0.80%	08/15/2025	6,509
	JP Morgan Chase Commercial Mortgage Securities Trust
235,000	Series 2019-UES(g)	4.34%	05/05/2032	224,673
1,135,000	Series 2019-UES(g)(h)	4.45%	05/05/2032	1,037,388
	JP Morgan Mortgage Acquisition Corp.
161,165	Series 2006-CH2(m)	5.46%	09/25/2029	94,613
	JP Morgan Mortgage Acquisition Trust
3,273,643	Series 2006-RM1(h)	1M CME TERM SOFR + 0.59%	08/25/2036	1,436,117
	JPMBB Commercial Mortgage Securities Trust
2,517,578	Series 2014-C24(h)(n)	0.73%	11/15/2047	25

Principal Amount/Description		Rate	Maturity	Value
	JPMCC Commercial Mortgage Securities Trust
$486,000	Series 2017-JP7(h)	3.68%	07/15/2027	$395,088
781,000	Series 2019-COR5	3.87%	05/13/2029	674,516
	Laurel Road Prime Student Loan Trust
11,646,624	Series 2020-A(g)	0.00%	11/25/2050	1,082,251
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(g)	4.91%	10/20/2030	842,733
	Master Asset Backed Securities Trust
3,734,255	Series 2006-NC3(h)	1M CME TERM SOFR + 0.53%	10/25/2036	1,836,310
	Merrill Lynch Mortgage Investors Trust
9,736,203	Series 2006-RM3(h)	1M CME TERM SOFR + 0.59%	06/25/2037	2,083,256
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(g)	8.01%	02/20/2028	1,021,156
	MF1
1,000,000	Series 2024-FL15(g)(h)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,116
	MF1 LLC
300,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 3.18%	09/19/2028	301,464
1,000,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 3.78%	10/19/2028	1,001,861
1,200,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 5.27%	10/19/2028	1,215,486
300,000	Series 2024-FL14(g)(h)	1M CME TERM SOFR + 2.24%	03/19/2039	301,463
1,350,000	Series 2024-FL14(g)(h)	1M CME TERM SOFR + 4.84%	03/19/2039	1,371,131
900,000	Series 2024-FL14(g)(h)	1M CME TERM SOFR + 6.29%	03/19/2039	908,432
	MFT Trust
2,010,000	Series 2020-ABC(g)(h)	3.48%	02/10/2030	800,741
	Morgan Stanley Capital I Trust
1,034,402	Series 2016-UB11 XA(h)(n)	1.43%	08/15/2026	17,293
1,117,000	Series 2018-L1(h)	4.78%	10/15/2028	1,037,815
750,000	Series 2019-H7	4.13%	07/15/2029	664,081
400,000	Series 2021-L6(h)	3.46%	07/15/2031	318,982
10,249,000	Series 2021-L7(g)(h)(n)	0.92%	10/15/2031	532,640
	Morgan Stanley Mortgage Loan Trust
317,981	Series 2007-3XS(m)	6.20%	01/25/2047	113,625
	Mosaic Solar Loan Trust
43,052	Series 2017-1A(g)	4.45%	06/20/2042	41,922
197,962	Series 2018-1A(g)	4.01%	08/20/2030	184,680
287,997	Series 2020-2A(g)	3.00%	06/20/2025	266,216
	MVW 2021-1W LLC
312,026	Series 2021-1WA(g)	1.94%	01/22/2041	296,428
361,950	Series 2021-1WA(g)	3.17%	01/22/2041	341,057
	Navient Private Education Refi Loan Trust
313,412	Series 2018-A(g)	3.68%	11/17/2025	306,157
	NJ Trust
275,000	Series 2023-GSP(g)(h)	6.48%	01/06/2029	286,459

Principal Amount/Description		Rate	Maturity	Value
	Pagaya AI Debt Selection Trust
$81,077	Series 2021-2(g)	3.00%	01/25/2029	$80,116
2,000,000	Series 2021-5(g)	0.00%	08/15/2029	75,026
	Pagaya AI Debt Trust
1,249,989	Series 2023-5(g)	9.10%	04/15/2031	1,279,262
	PAGAYA AI Debt Trust
154,039	Series 2022-2(g)(h)	6.63%	01/15/2030	154,388
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(h)	1M CME TERM SOFR + 0.76%	12/25/2035	3,429,563
	Progress Residential
2,500,000	Series 2021-SFR3(g)	4.75%	05/17/2026	2,423,293
	Progress Residential
6,900,000	Series 2021-SFR8(g)	4.01%	10/17/2026	6,431,905
5,000,000	Series 2024-SFR2(g)(h)	3.65%	04/17/2029	4,485,235
	Ready Capital Mortgage Financing LLC
1,000,000	Series 2021-FL6(g)(h)	1M CME TERM SOFR + 2.51%	07/25/2026	983,105
1,000,000	Series 2022-FL10(g)(h)	1M CME TERM SOFR + 4.27%	07/25/2027	1,007,212
900,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 4.55%	04/25/2027	897,899
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(g)	5.75%	09/15/2028	2,449,152
	Sapphire Aviation Finance II, Ltd.
290,353	Series 2020-1A(g)	3.23%	03/15/2027	274,277
	Signal Rail I LLC
433,930	Series 2021-1(g)	2.23%	08/17/2028	393,906
	SLG Office Trust
550,000	Series 2021-OVA(g)	2.85%	07/15/2031	443,359
	SMB Private Education Loan Trust
100,085	Series 2018-B(g)(h)	1M CME TERM SOFR + 0.83%	08/15/2027	99,816
968	Series 2021-A(g)	0.00%	01/15/2053	1,744,779
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(g)	0.00%	08/15/2030	208,968
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(g)	0.00%	01/25/2048	631,169
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)	0.00%	02/25/2042	245,180
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	278,620
	Sprite, Ltd.
295,409	Series 2021-1(g)	3.75%	10/15/2028	283,420
	STWD Mortgage Trust
380,000	Series 2021-HTS(g)(h)	1M CME TERM SOFR + 1.51%	04/15/2034	375,652
	Subway Funding LLC
250,000	Series 2024-1A(g)	6.51%	07/30/2034	256,660
	Sunnova Helios VII Issuer LLC
1,017,730	Series 2021-C(g)	2.63%	10/20/2028	682,698
	Sunnova Sol III Issuer LLC
1,198,308	Series 2021-1(g)	2.58%	04/30/2031	943,537

Principal Amount/Description		Rate	Maturity	Value
	Sunnova Sol Issuer LLC
$849,396	Series 2020-1A(g)	3.35%	01/30/2030	$713,522
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A(g)	5.44%	06/25/2029	995,377
1,000,000	Series 2024-2A(g)	10.03%	06/25/2029	1,031,016
	TIF Funding II LLC
274,750	Series 2021-1A(g)	1.65%	02/20/2031	243,268
	Tricon Residential
3,700,000	Series 2021-SFR1(g)	4.13%	07/17/2026	3,549,506
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(h)(n)	0.42%	08/15/2050	360,751
350,000	Series 2017-C4(h)	4.24%	09/15/2027	326,426
530,000	Series 2018-C11(h)	4.71%	06/15/2028	486,222
1,023,000	Series 2018-C13(h)	4.98%	10/15/2028	916,551
1,099,000	Series 2018-C8(h)	4.68%	02/15/2028	973,094
	UBS-Barclays Commercial Mortgage Trust
1,618,000	Series 2013-C5(g)(h)	3.72%	03/10/2046	1,256,055
	Upstart Pass-Through Trust
22,766	Series 2021-ST1(g)	2.75%	02/20/2027	22,537
57,436	Series 2021-ST2(g)	2.50%	04/20/2027	56,809
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	173,588
1,000,000	Series 2021-4(g)	3.19%	03/20/2026	967,334
	US Auto Funding 2021-1
526,138	Series 2021-1A(g)	2.20%	05/15/2026	493,769
	Vault DI Issuer LLC
750,000	Series 2021-1A(g)	2.80%	07/15/2026	708,677
	VEGAS Trust
154,000	Series 2024-TI(g)	5.52%	11/10/2027	154,505
	Velocity Commercial Capital Loan Trust
166,439	Series 2018-2(g)(h)	4.05%	10/26/2048	161,071
385,182	Series 2019-1(g)(h)	3.94%	01/25/2027	349,911
198,980	Series 2019-1(g)(h)	4.01%	07/25/2027	175,640
154,388	Series 2019-1(g)(h)	4.12%	11/25/2027	134,426
1,315,113	Series 2021-2(g)(h)	4.92%	12/25/2030	945,755
	VOLT XCVI LLC
4,180,562	Series 2021-NPL5(g)(m)	4.83%	03/27/2051	4,151,701
	Wachovia Bank Commercial Mortgage Trust
667	Series 2006-C29(h)(n)	0.29%	11/15/2048	2
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(h)	3.67%	11/15/2025	1,118,166
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	849,059
5,628,945	Series 2016-C37(g)(h)(n)	1.60%	12/15/2049	147,178
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,016,303
710,000	Series 2019-JWDR(g)(h)	4.56%	09/15/2026	688,019
134,000	Series 2020-C55	3.14%	02/15/2030	117,184
830,000	Series 2021-C61	3.31%	07/15/2031	669,401
	WFRBS Commercial Mortgage Trust
140,822	Series 2013-C14	3.49%	06/15/2046	136,716
	WF-RBS Commercial Mortgage Trust
113,215	Series 2014-C21(h)(n)	0.50%	08/15/2047	225
453,900	Series 2014-C22(h)(n)	0.28%	09/15/2057	4
	Willis Engine Structured Trust V
749,744	Series 2020-A(g)	3.23%	03/15/2028	706,352

Principal Amount/Description		Rate	Maturity	Value
	Willis Engine Structured Trust VI
$1,591,421	Series 2021-A(g)	7.39%	05/15/2029	$1,579,600
290,510	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	281,374

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $270,942,742)				229,449,877

U.S. GOVERNMENT BONDS AND NOTES - 7.35%
United States - 7.35%
3,800,000	U.S. Treasury Bonds	0.63%	05/15/2030	3,118,927
8,150,000	U.S. Treasury Bonds	0.88%	11/15/2030	6,670,114
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,043,946
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	7,641,659
6,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	4,244,029
16,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	7,780,117
29,200,000	U.S. Treasury Bonds	1.38%	08/15/2050	14,248,774
16,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	9,123,679
3,100,000	U.S. Treasury Bonds	4.25%	08/15/2054	2,831,649
9,000,000	U.S. Treasury Notes	0.75%	03/31/2026	8,621,958
5,000,000	U.S. Treasury Notes	4.38%	07/31/2026	5,009,031
15,800,000	U.S. Treasury Notes	0.75%	01/31/2028	14,199,335
4,350,000	U.S. Treasury Notes	0.63%	08/15/2030	3,533,630

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $91,612,457)				90,066,848

MORTGAGE-BACKED SECURITIES - 3.97%
United States - 3.97%
	Fannie Mae Pool
1,591,282	Series 2021-	2.00%	05/01/2051	1,263,738
2,741,766	Series 2021-	2.50%	08/01/2051	2,267,030
2,405,533	Series 2023-	2.50%	03/01/2052	1,986,900
2,318,085	Series 2023-	2.50%	04/01/2052	1,911,780
1,299,456	Series 2023-	6.00%	05/01/2053	1,315,285
1,962,590	Series 2023-	6.00%	10/01/2053	1,989,508
2,758,000	Series 2024-	4.97%	07/01/2031	2,760,123
1,812,777	Series 2024-	5.50%	03/01/2054	1,806,755
1,786,791	Series 2024-	5.50%	06/01/2054	1,787,158
1,388,511	Series 2024-	6.00%	06/01/2054	1,404,941
1,026,153	Series 2024-	6.00%	08/01/2054	1,045,172
	Freddie Mac Pool
1,525,015	Series 2021-	2.00%	05/01/2051	1,196,210
2,468,729	Series 2022-	3.00%	03/01/2052	2,128,177
2,155,973	Series 2022-	4.50%	09/01/2052	2,032,745
893,761	Series 2023-	2.00%	02/01/2052	708,017
1,375,382	Series 2023-	5.50%	04/01/2053	1,377,097
1,465,959	Series 2023-	5.00%	05/01/2053	1,424,044
1,978,677	Series 2023-	5.00%	06/01/2053	1,929,764
1,843,626	Series 2023-	5.00%	07/01/2053	1,791,034
3,382,254	Series 2023-	5.50%	08/01/2053	3,361,389
1,337,039	Series 2023-	6.00%	11/01/2053	1,369,410
839,275	Series 2024-	6.00%	02/01/2054	859,590
2,041,982	Series 2024-	5.50%	02/01/2054	2,037,466
928,470	Series 2024-	6.00%	04/01/2054	940,550
1,482,784	Series 2024-	5.50%	12/01/2054	1,464,587
	Ginnie Mae I Pool
2,740,137	Series 2012-	3.50%	09/15/2042	2,498,781
	Ginnie Mae II Pool
2,530,995	Series 2021-	3.00%	11/20/2051	2,183,323

Principal Amount/Description		Rate	Maturity	Value
$2,085,350	Series 2022-	3.00%	04/20/2052	$1,803,186

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $49,227,863)				48,643,760

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 21.83%
United States - 21.83%
	Alternative Loan Trust
117,416	Series 2005-20CB	5.50%	07/25/2035	92,695
55,668	Series 2005-54CB	5.50%	11/25/2035	29,936
545,845	Series 2005-85CB(h)	1M CME TERM SOFR + 1.21%	02/25/2036	427,430
115,274	Series 2005-85CB(h)	21.21% - 1M CME TERM SOFR	02/25/2036	80,881
171,521	Series 2005-86CB	5.50%	02/25/2036	99,186
122,261	Series 2005-9CB(h)	1M CME TERM SOFR + 0.61%	05/25/2035	107,295
217,135	Series 2005-9CB(h)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	5,030
1,008,885	Series 2006-15CB	6.50%	06/25/2036	460,904
95,347	Series 2006-30T1	6.25%	11/25/2036	70,066
92,233	Series 2006-32CB	5.50%	11/25/2036	49,604
220,391	Series 2006-36T2(h)	27.59% - 1M CME TERM SOFR	12/25/2036	117,998
799,769	Series 2007-19	6.00%	08/25/2037	383,432
2,631,044	Series 2007-20	6.25%	08/25/2047	1,420,868
738,931	Series 2007-23CB(h)	1M CME TERM SOFR + 0.61%	09/25/2037	268,738
705,556	Series 2007-23CB(h)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	83,825
	American Home Mortgage Investment Trust
157,985	Series 2007-A(g)(m)	6.60%	01/25/2037	22,280
	Banc of America Funding
1,429,432	Series 2014-R8(g)(h)	1M CME TERM SOFR + 0.35%	12/26/2024	1,125,633
	Banc of America Funding Trust
25,665	Series 2006-2	5.50%	03/25/2036	24,842
	BCAP, LLC Trust
94,243	Series 2007-AA2(h)	7.50%	04/25/2037	47,714
61,146	Series 2007-AA2	6.00%	04/25/2037	27,368
4,592,316	Series 2010-RR6(g)(h)	2.86%	07/26/2036	2,170,643
	Bear Stearns ALT-A Trust
648,851	Series 2006-6(h)	4.41%	11/25/2036	272,245
	Bear Stearns Asset-Backed Securities Trust
1,079,002	Series 2006-AC1(m)	6.25%	02/25/2036	494,277
	Bear Stearns Structured Products, Inc.
6,795,293	Series 2008-R2(g)(h)	4.25%	06/25/2047	5,710,741
	Chase Mortgage Finance Trust
3,081,419	Series 2007-S2	6.00%	03/25/2037	1,641,727
329,549	Series 2007-S3	5.50%	05/25/2037	3
4,293,401	Series 2007-S4	6.00%	06/25/2037	1,739,560
	ChaseFlex Trust Series
3,065,701	Series 2007-M1(h)	1M CME TERM SOFR + 0.57%	08/25/2037	2,523,642
	Citicorp Mortgage Securities Trust
256,304	Series 2007-1	6.00%	01/25/2037	230,263

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$65,167	Series 2009-12(g)	5.50%	11/25/2035	$53,591
143,601	Series 2009-4(g)(h)	5.48%	05/25/2035	138,091
	CitiMortgage Alternative Loan Trust
278,224	Series 2007-A1	6.00%	01/25/2037	242,656
54,805	Series 2007-A1(h)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	2,600
40,158	Series 2007-A3(h)	6.00%	03/25/2037	34,134
92,416	Series 2007-A3(h)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	4,347
284,163	Series 2007-A6	5.50%	06/25/2037	232,095
	Connecticut Avenue Securities Trust
3,251,634	Series 2019-R05(g)(h)	30D US SOFR + 4.21%	07/25/2039	3,386,527
4,250,000	Series 2022-R02(g)(h)	30D US SOFR + 7.65%	01/25/2027	4,624,572
3,685,000	Series 2022-R03(g)(h)	30D US SOFR + 9.85%	03/25/2042	4,207,482
4,125,000	Series 2023-R06(g)(h)	30D US SOFR + 3.90%	07/25/2043	4,393,125
1,175,708	Series 2024-R03(g)(h)	30D US SOFR + 1.15%	03/25/2044	1,177,545
5,000,000	Series 2024-R03(g)(h)	30D US SOFR + 2.80%	03/25/2044	5,159,375
1,106,387	Series 2024-R05(g)(h)	30D US SOFR + 1.00%	07/25/2044	1,107,770
	Countrywide Home Loan Mortgage Pass-Through Trust
945,205	Series 2005-HYB7(h)	4.62%	11/20/2035	857,957
19,777	Series 2005-J4	5.50%	11/25/2035	16,074
1,151,642	Series 2006-18	6.00%	12/25/2036	628,170
126,364	Series 2007-17	6.00%	10/25/2037	86,158
199,329	Series 2007-3	6.00%	04/25/2037	95,171
219,846	Series 2007-7	5.75%	06/25/2037	104,679
	Credit Suisse First Boston Mortgage Securities Corp.
38,104	Series 2005-10	5.50%	11/25/2035	27,682
20,033	Series 2005-8	5.50%	08/25/2025	14,227
4,005,056	Series 2005-9	6.00%	10/25/2035	1,187,508
	Credit Suisse Mortgage Capital Certificates
1,716,092	Series 2006-2	5.75%	03/25/2036	891,625
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(g)(h)	2.58%	07/25/2066	625,462
	CSMC Mortgage-Backed Trust
143,575	Series 2006-1	6.00%	02/25/2036	39,184
13,043	Series 2006-4	5.50%	03/25/2038	7,501
778,648	Series 2006-5	6.25%	06/25/2036	118,097
54,637	Series 2006-9	6.00%	11/25/2036	32,653
3,594	Series 2007-2	5.00%	03/25/2037	2,626
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
161,944	Series 2005-6(h)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	5,941
71,053	Series 2005-6(h)	1M CME TERM SOFR + 1.51%	12/25/2035	56,612

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
$84,484	Series 2006-PR1(g)(h)	11.96% - 1M CME TERM SOFR	04/15/2036	$72,098
	Fannie Mae Interest Strip
5,276,659	Series 2014-419(n)	3.50%	04/25/2044	767,143
	Fannie Mae Pool
3,642,137	Series 2021-	3.00%	10/01/2046	3,162,262
1,770,695	Series 2021-	3.00%	12/01/2048	1,528,784
3,000,937	Series 2022-	3.50%	11/01/2050	2,694,356
1,420,283	Series 2022-	5.00%	07/01/2052	1,374,536
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,686,467
	Fannie Mae REMICS
4,521,857	Series 2014-1(h)(n)	5.79% - 30D US SOFR	02/25/2044	412,496
5,011,090	Series 2015-54(h)(n)	6.04% - 30D US SOFR	07/25/2045	464,708
8,343,327	Series 2020-74(h)(n)	4.10% - 30D US SOFR	10/25/2050	279,264
17,271,216	Series 2020-77(h)(n)	4.10% - 30D SOFR	11/25/2050	530,760
9,438,821	Series 2020-96(n)	3.00%	01/25/2051	1,731,087
2,049,601	Series 2021-48(h)(n)	3.65% - 30D US SOFR	08/25/2051	36,742
13,548,666	Series 2021-56(n)	2.50%	09/25/2051	1,837,034
9,783,321	Series 2022-22	2.50%	05/25/2052	6,450,683
15,244,945	Series 2024-61	1.75%	12/25/2051	7,519,859
	Federal Home Loan Mortgage Corp. Pool
89,778	Series Pool #G01840	5.00%	07/01/2035	89,194
35,480	Series Pool #G04817	5.00%	09/01/2038	35,415
	Federal Home Loan Mortgage Corp. REMICS
438,990	Series 2003-2722(h)	9.76% - 30D US SOFR	12/15/2033	444,571
696,830	Series 2006-3244(h)(n)	6.55% - 30D US SOFR	11/15/2036	62,104
32,354	Series 2007-3261(h)(n)	6.32% - 30D US SOFR	01/15/2037	2,761
55,951	Series 2007-3262(h)(n)	6.29% - 30D US SOFR	01/15/2037	3,229
297,390	Series 2007-3301(h)(n)	5.99% - 30D US SOFR	04/15/2037	21,477
210,059	Series 2007-3303(h)(n)	5.99% - 30D US SOFR	04/15/2037	16,685
52,868	Series 2007-3382(h)(n)	5.89% - 30D US SOFR	11/15/2037	3,199
180,965	Series 2007-3384(h)(n)	6.20% - 30D US SOFR	08/15/2036	14,333
62,684	Series 2007-3384(h)(n)	6.28% - 30D US SOFR	11/15/2037	3,605
20,986	Series 2008-3417(h)(n)	6.07% - 30D US SOFR	02/15/2038	1,444
842,312	Series 2008-3423(h)(n)	5.89% - 30D US SOFR	03/15/2038	2,176
65,257	Series 2008-3423(h)(n)	5.54% - 30D US SOFR	03/15/2038	3,759
587,410	Series 2009-3510(h)(n)	6.64% - 30D US SOFR	02/15/2037	46,184
179,506	Series 2009-3523(h)(n)	5.89% - 30D US SOFR	04/15/2039	12,147
32,519	Series 2009-3524(h)(n)	3.15%	06/15/2038	30,139

Principal Amount/Description		Rate	Maturity	Value
$2,832	Series 2009-3549(h)(n)	5.69% - 30D US SOFR	07/15/2039	$199
290,574	Series 2009-3560(h)(n)	6.29% - 30D US SOFR	11/15/2036	14,442
122,775	Series 2010-3641	4.50%	03/15/2040	120,230
181,844	Series 2010-3726(h)(n)	5.94% - 30D US SOFR	09/15/2040	15,560
527,577	Series 2010-3728(h)(n)	4.34% - 30D US SOFR	09/15/2040	10,259
194,123	Series 2010-3779	3.50%	12/15/2030	189,256
40,333	Series 2010-3779	4.00%	12/15/2030	39,869
27,133	Series 2011-3786(h)	9.27% - 30D US SOFR	01/15/2041	18,491
377,971	Series 2011-3815(h)(n)	5.74% - 30D US SOFR	02/15/2041	26,838
188,397	Series 2011-3824(h)(n)	6.99% - 30D US SOFR	08/15/2036	20,711
302,749	Series 2011-3864(h)	8.97% - 30D US SOFR	05/15/2041	224,994
204,929	Series 2011-3872(h)(n)	5.84% - 30D US SOFR	06/15/2041	14,462
878,638	Series 2011-3924(h)(n)	5.89% - 30D US SOFR	09/15/2041	49,462
1,305,572	Series 2012-3(h)(n)	5.84% - 30D US SOFR	02/25/2042	115,651
597,721	Series 2013-4170(h)	3.94 - 30D US SOFR	01/15/2033	531,004
2,097,207	Series 2013-4239(l)	0.00%	07/15/2043	1,165,366
	Federal National Mortgage Association Pool
23,469	Series Pool #555743	5.00%	09/01/2033	23,349
28,837	Series Pool #735382	5.00%	04/01/2035	28,609
80,585	Series Pool #735383	5.00%	04/01/2035	79,948
50,859	Series Pool #735484	5.00%	05/01/2035	50,453
16,476	Series Pool #AH4437	4.00%	01/01/2041	15,261
	Federal National Mortgage Association REMICS
8,367	Series 2004-46(h)(n)	5.89% - 30D US SOFR	03/25/2034	117
103,652	Series 2006-101(h)(n)	6.47% - 30D US SOFR	10/25/2036	10,383
300,696	Series 2006-123(h)(n)	6.21% - 30D US SOFR	01/25/2037	29,475
1,221,139	Series 2006-92(h)(n)	6.47% - 30D US SOFR	10/25/2036	94,727
38,944	Series 2007-102(h)(n)	6.29% - 30D US SOFR	11/25/2037	2,753
35,611	Series 2007-108(h)(n)	6.25% - 30D US SOFR	12/25/2037	2,220
5,519	Series 2007-30(h)(n)	6.00% - 30D US SOFR	04/25/2037	347
208,140	Series 2007-38(h)(n)	5.97% - 30D US SOFR	05/25/2037	10,207
8,540	Series 2007-51(h)(n)	5.99% - 30D US SOFR	06/25/2037	454
24,288	Series 2007-53(h)(n)	5.99% - 30D US SOFR	06/25/2037	1,380
201,783	Series 2007-57(h)(n)	6.51% - 30D US SOFR	10/25/2036	18,848
41,688	Series 2007-68(h)(n)	6.54% - 30D US SOFR	07/25/2037	3,309

Principal Amount/Description		Rate	Maturity	Value
$340,100	Series 2008-3(h)(n)	6.35% - 30D US SOFR	02/25/2038	$23,249
33,139	Series 2008-56(h)(n)	5.95% - 30D US SOFR	07/25/2038	1,455
9,469	Series 2008-81	5.50%	09/25/2038	9,468
96,332	Series 2009-111	5.00%	01/25/2040	94,892
47,433	Series 2009-111(h)(n)	6.14% - 30D US SOFR	01/25/2040	4,561
383,135	Series 2009-12(h)(n)	6.49% - 30D US SOFR	03/25/2036	27,050
11,832	Series 2009-28(h)(n)	5.89% - 30D US SOFR	04/25/2037	634
62,554	Series 2009-41	4.50%	06/25/2039	60,627
32,770	Series 2009-42(h)(n)	5.89% - 30D US SOFR	06/25/2039	2,045
65,451	Series 2009-47(h)(n)	5.99% - 30D US SOFR	07/25/2039	3,514
26,105	Series 2009-62(h)(n)	5.99% - 30D US SOFR	08/25/2039	778
28,186	Series 2009-66(h)(n)	5.69% - 30D US SOFR	02/25/2038	1,844
22,558	Series 2009-68(h)(n)	5.14% - 30D US SOFR	09/25/2039	1,081
61,788	Series 2010-11(h)(n)	4.69% - 30D US SOFR	02/25/2040	2,906
14,145	Series 2010-111(h)(n)	5.89% - 30D US SOFR	10/25/2040	760
61,515	Series 2010-115(h)(n)	6.49% - 30D US SOFR	11/25/2039	5,139
751,512	Series 2010-115(h)(n)	5.89% - 30D US SOFR	10/25/2040	57,889
1,783,102	Series 2010-123(h)(n)	5.94% - 30D US SOFR	11/25/2040	146,469
277,456	Series 2010-15(h)(n)	4.84% - 30D US SOFR	03/25/2040	8,668
19,999	Series 2010-34(h)(n)	4.82% - 30D US SOFR	04/25/2040	617
21,360	Series 2010-4(h)(n)	6.12% - 30D US SOFR	02/25/2040	1,528
32,867	Series 2010-58(h)	12.178% - 30D US SOFR	06/25/2040	29,904
1,044,575	Series 2010-75	4.50%	07/25/2040	1,004,196
15,472	Series 2010-9(h)(n)	5.19% - 30D US SOFR	02/25/2040	714
82,339	Series 2010-9(h)(n)	4.64% - 30D US SOFR	02/25/2040	2,620
4,379	Series 2010-90(h)(n)	5.89% - 30D US SOFR	08/25/2040	337
40,140	Series 2011-25	3.00%	04/25/2026	39,729
1,414,544	Series 2012-106(h)(n)	6.05% - 30D US SOFR	10/25/2042	130,935
262,964	Series 2012-124(h)	7.59% - 30D US SOFR	11/25/2042	167,983
93,459	Series 2012-29(h)(n)	5.89% - 30D US SOFR	04/25/2042	6,996
270,170	Series 2012-32(n)	5.00%	04/25/2042	39,514
1,343,783	Series 2012-65(h)(n)	5.87% - 30D US SOFR	06/25/2042	133,908
558,587	Series 2018-21(l)	0.00%	04/25/2048	418,547

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$442,265	Series 2005-FA6	5.50%	09/25/2035	$225,696
	First Horizon Mortgage Pass-Through Trust
434,520	Series 2007-AR3(h)	5.14%	11/25/2037	182,487
	Freddie Mac Pool
3,402,040	Series 2021-	2.00%	11/01/2050	2,728,277
1,389,985	Series 2022-	3.00%	03/01/2052	1,193,405
	Freddie Mac REMICS
1,759,192	Series 2011-3972(h)(n)	5.79% - 30D US SOFR	12/15/2041	144,553
1,920,521	Series 2020-5007(h)(n)	5.99% - 30D US SOFR	08/25/2050	217,673
9,614,020	Series 2020-5023(n)	3.00%	10/25/2050	1,749,562
3,739,317	Series 2020-5041(n)	2.00%	11/25/2050	438,964
10,368,139	Series 2020-5057(n)	3.00%	11/25/2050	1,572,003
7,701,294	Series 2021-5070(n)	3.50%	02/25/2051	1,297,747
6,290,087	Series 2021-5083	2.50%	03/25/2051	3,353,660
10,730,713	Series 2022-5195	2.50%	02/25/2052	6,471,336
2,991,360	Series 2023-5293(n)	2.50%	04/25/2051	470,519
7,042,990	Series 2024-5427	4.00%	05/25/2052	5,504,390
733,045	Series 2024-5481(h)	30D US SOFR + 1.50%	12/25/2054	741,365
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(g)(h)	30D US SOFR + 5.65%	12/25/2050	4,950,681
2,500,000	Series 2021-DNA1(g)(h)	30D US SOFR + 4.75%	01/25/2051	2,736,704
2,750,000	Series 2021-HQA2(g)(h)	30D US SOFR + 3.15%	12/25/2033	3,055,553
	Freddie Mac STACR REMIC Trust 2020-DNA2
3,000,000	Series 2021-DNA2(g)(h)	30D US SOFR + 6.00%	08/25/2033	3,586,609
	GCAT
1,500,000	Series 2021-NQM4(g)(h)	2.47%	08/25/2025	975,857
	Ginnie Mae II Pool
4,450,972	Series 2021-	2.50%	10/20/2051	3,699,116
1,333,151	Series 2021-	2.50%	11/20/2051	1,104,260
	Government National Mortgage Association
21,063	Series 2004-83(h)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	1,084
20,543	Series 2008-6(h)(n)	6.35% - 1M CME TERM SOFR	02/20/2038	22
19,800	Series 2008-67(h)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	16
309,722	Series 2008-69(h)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	18,964
30,923	Series 2009-10(h)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,618
1,230,318	Series 2009-58(h)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	72,664
21,553	Series 2009-6(h)(n)	5.84% - 1M CME TERM SOFR	02/20/2038	17
633,069	Series 2009-75	5.00%	09/20/2039	626,220
1,503,972	Series 2010-121(h)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	130,437
21,811	Series 2010-61(h)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	1,229

Principal Amount/Description		Rate	Maturity	Value
$28,230	Series 2010-98(h)(n)	5.39%	03/20/2039	$822
11,504,303	Series 2010-H20(h)(n)	1.43%	10/20/2060	280,466
209,338	Series 2011-69(l)	0.00%	05/20/2041	161,634
456,692	Series 2011-71(h)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	33,622
130,243	Series 2011-72(h)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	10,115
690,916	Series 2011-89(h)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	51,315
1,183,038	Series 2013-113(h)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	35,233
2,478,484	Series 2013-122(h)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	236,132
1,819,787	Series 2013-148(h)(n)	5.57% - 1M CME TERM SOFR	10/16/2043	142,362
1,767,269	Series 2013-186(h)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	93,164
1,527,979	Series 2014-156(h)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	151,078
2,999,079	Series 2014-4(h)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	282,558
3,821,009	Series 2014-41(h)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	400,265
1,347,023	Series 2014-5(h)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	75,619
2,355,933	Series 2014-95(h)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	152,347
9,664,002	Series 2016-162(h)(n)	0.79%	09/16/2058	358,297
1,368,245	Series 2016-89(h)	1M CME TERM SOFR + 0.56%	07/20/2046	1,345,980
9,485,935	Series 2016-H21(h)(n)	2.65%	09/20/2066	367,600
7,314,000	Series 2018-19	3.00%	02/20/2048	5,916,338
4,064,454	Series 2018-97(h)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	458,297
440,723	Series 2019-112(h)	1M CME TERM SOFR + 0.51%	09/20/2049	431,437
8,843,182	Series 2019-22(h)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	698,564
15,875,949	Series 2019-90(n)	3.00%	05/20/2048	2,151,753
1,256,146	Series 2019-90(h)	1M CME TERM SOFR + 0.46%	07/20/2049	1,226,838
3,952,333	Series 2019-92(h)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	419,604
17,556,598	Series 2019-H10(h)(n)	1.16%	06/20/2069	919,337
4,445,953	Series 2019-H18(h)(n)	0.96%	11/20/2069	270,360
8,136,639	Series 2020-112(h)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	885,617
11,562,104	Series 2020-146(h)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,477,117
14,750,893	Series 2020-146(h)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	273,771
10,992,889	Series 2020-167(h)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	175,533
17,109,787	Series 2020-168(h)(n)	0.98%	12/16/2062	1,235,710
4,012,614	Series 2020-188(h)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	480,117
15,620,986	Series 2020-188(n)	2.50%	12/20/2050	2,249,864
17,376,482	Series 2020-191(n)	3.50%	12/20/2050	3,291,123
18,096,890	Series 2020-H18(h)(n)	1.98%	09/20/2070	1,119,656
13,791,978	Series 2021-1(n)	2.50%	01/20/2051	1,828,003

Principal Amount/Description		Rate	Maturity	Value
$9,118,987	Series 2021-1(h)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	$1,187,262
9,066,309	Series 2021-107(h)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	216,674
1,409,502	Series 2021-117(n)	3.50%	06/20/2051	247,274
11,807,637	Series 2021-160(n)	2.50%	06/20/2051	1,315,303
17,660,809	Series 2021-161(n)	3.00%	09/20/2051	2,351,282
1,623,059	Series 2021-197(n)	3.50%	11/20/2051	304,838
16,781,148	Series 2021-52(h)(n)	0.72%	04/16/2063	869,995
21,112,688	Series 2021-59(h)(n)	2.60% - 30D US SOFR	04/20/2051	55,157
11,729,376	Series 2021-7(n)	2.50%	01/20/2051	1,789,334
11,824,382	Series 2021-76(n)	3.00%	08/20/2050	1,971,709
10,819,074	Series 2021-77(h)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	232,173
13,981,495	Series 2021-77(n)	2.50%	05/20/2051	1,527,227
5,439,305	Series 2021-89(h)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	108,818
8,411,770	Series 2021-97(h)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	134,455
26,122,000	Series 2021-97(h)(n)	2.60% - 30D US SOFR	06/20/2051	174,654
12,751,094	Series 2021-H08(h)(n)	0.03%	05/20/2071	373,778
33,946,248	Series 2022-1(h)(n)	2.65% - 30D US SOFR	01/20/2052	138,973
16,528,139	Series 2022-137(n)	3.00%	01/20/2052	2,198,593
17,528,285	Series 2022-174	3.50%	05/20/2051	14,043,185
15,525,904	Series 2022-174	3.00%	12/20/2051	11,723,894
21,615,580	Series 2022-207(n)	3.00%	08/20/2051	3,702,496
26,265,658	Series 2022-48(h)(n)	0.71%	01/16/2064	1,546,359
13,221,637	Series 2022-83(n)	2.50%	11/20/2051	1,945,067
13,330,146	Series 2024-48(n)	2.50%	10/20/2051	2,041,784
13,493,783	Series 2024-61	3.50%	04/20/2054	10,405,620
	GSR Mortgage Loan Trust
883,630	Series 2006-2F	5.25%	02/25/2036	342,784
1,472,967	Series 2007-2F	6.00%	03/25/2037	738,624
665,372	Series 2007-AR2(h)	4.34%	05/25/2037	364,876
	Impac CMB Trust
70,118	Series 2004-10(h)	1M CME TERM SOFR + 0.81%	03/25/2035	59,150
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(g)(h)	3.45%	01/25/2057	727,982
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	360,637
	IndyMac IMSC Mortgage Loan Trust
4,681,194	Series 2007-F2	6.50%	07/25/2037	1,675,458
	JP Morgan Alternative Loan Trust
144,384	Series 2005-S1	6.00%	12/25/2035	95,405
15,861	Series 2006-S3(m)	6.62%	08/25/2036	15,347
	JP Morgan Mortgage Trust
763,921	Series 2007-S3	6.00%	07/25/2037	343,785
	JP Morgan Resecuritization Trust
455,167	Series 2011-1(g)(h)	6.00%	06/26/2037	361,643
1,751,526	Series 2014-6(g)(h)	1M CME TERM SOFR + 0.32%	07/27/2046	1,702,592
	Lehman Mortgage Trust
366,123	Series 2006-6	5.50%	10/25/2036	240,192

Principal Amount/Description		Rate	Maturity	Value
$3,839,730	Series 2006-7(h)	1M CME TERM SOFR + 0.36%	11/25/2036	$257,885
3,839,730	Series 2006-7(h)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	212,135
1,169,712	Series 2006-8(h)	1M CME TERM SOFR + 0.53%	12/25/2036	239,934
1,169,689	Series 2006-8(h)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	97,149
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	58,111
	Morgan Stanley Mortgage Loan Trust
836,045	Series 2005-3AR(h)	5.72%	07/25/2035	692,271
2,055,295	Series 2006-11	6.00%	08/25/2036	1,212,547
2,402,320	Series 2006-1AR(h)	1M CME TERM SOFR + 0.39%	02/25/2036	1,457,062
516,578	Series 2006-7(h)	5.10%	06/25/2036	276,123
601,000	Series 2006-7	6.00%	06/25/2036	275,198
	Nomura Asset Acceptance Corp. Alternative Loan Trust
912,437	Series 2005-AP3(h)	5.32%	08/25/2035	398,595
	PR Mortgage Loan Trust
5,391,521	Series 2014-1(g)(h)	5.86%	09/25/2047	5,092,979
	Prime Mortgage Trust
37,291	Series 2006-DR1(g)	5.50%	05/25/2035	34,055
	RBSGC Structured Trust
94,742	Series 2008-B(g)	6.00%	06/25/2037	80,439
	Residential Accredit Loans, Inc.
3,108,263	Series 2006-QA5(h)	1M CME TERM SOFR + 0.55%	07/25/2036	1,072,147
1,032,930	Series 2006-QS10	6.50%	08/25/2036	869,953
266,154	Series 2006-QS6	6.00%	06/25/2036	210,581
626,046	Series 2006-QS7	6.00%	06/25/2036	483,082
32,912	Series 2006-QS7(h)	1M CME TERM SOFR + 0.51%	06/25/2036	23,710
98,737	Series 2006-QS7(h)(n)	5.49% - 1M CME TERM SOFR	06/25/2036	4,931
43,933	Series 2006-QS8(h)	1M CME TERM SOFR + 0.56%	08/25/2036	32,588
131,799	Series 2006-QS8(h)(n)	5.43% - 1M CME TERM SOFR	08/25/2036	7,716
4,319	Series 2007-QS6(h)	54.05% - 1M CME TERM SOFR	04/25/2037	4,935
391,823	Series 2007-QS9	6.50%	07/25/2037	314,195
195,952	Series 2008-QR1	6.00%	08/25/2036	158,748
	Residential Asset Securitization Trust
383,405	Series 2006-A1	6.00%	04/25/2036	172,985
861,719	Series 2006-A2	6.00%	05/25/2036	325,581
897,952	Series 2006-A6	6.50%	07/25/2036	254,892
243,132	Series 2006-A8	6.00%	08/25/2036	144,915
148,450	Series 2006-A8	6.50%	08/25/2036	43,471
314,303	Series 2006-A8(h)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	21,255
1,335,782	Series 2007-A1	6.00%	03/25/2037	402,322
55,502	Series 2007-A6	6.00%	06/25/2037	28,616
2,535,019	Series 2007-A7	6.00%	07/25/2037	940,149
	Residential Funding Mortgage Securities I Trust
319,651	Series 2006-S3	5.50%	03/25/2036	253,751

Principal Amount/Description		Rate	Maturity	Value
$66,077	Series 2006-S6	6.00%	07/25/2036	$56,249
182,337	Series 2007-S3	6.00%	03/25/2037	129,851
101,289	Series 2007-S6	6.00%	06/25/2037	77,285
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(g)(h)	4.67%	01/26/2060	2,895,126
	Sequoia Mortgage Trust
826,588	Series 2007-3(h)	4.62%	07/20/2037	645,773
	Structured Asset Securities Corp.
118,465	Series 2005-RF1(g)(h)	1M CME TERM SOFR + 0.46%	03/25/2035	105,980
118,465	Series 2005-RF1(g)(h)(n)	0.00%	03/25/2035	1
	TBW Mortgage-Backed Trust
1,391,146	Series 2006-2	7.00%	07/25/2036	214,233
	Verus Securitization Trust
2,300,000	Series 2019-INV3(g)(h)	3.28%	11/25/2059	2,163,212
1,500,000	Series 2021-4(g)(h)	2.20%	07/25/2066	1,032,393
1,400,000	Series 2021-6(g)(h)	4.05%	10/25/2066	1,101,639
2,000,000	Series 2021-7(g)(h)	4.19%	10/25/2066	1,441,615
7,706,000	Series 2022-4(g)(h)	4.78%	04/25/2067	6,466,707
1,275,042	Series 2023-3(g)(m)	6.44%	03/25/2068	1,283,732
1,000,000	Series 2024-9(g)(h)	5.44%	11/25/2069	1,004,604
	Wachovia Mortgage Loan Trust, LLC Series Trust
42,757	Series 2005-B(h)	7.49%	10/20/2035	40,975
	Washington Mutual Alternative Mortgage Pass-Through Certificates
33,826	Series 2005-9	5.50%	11/25/2035	26,282
286,947	Series 2006-5	6.00%	07/25/2036	202,475
	Washington Mutual Mortgage Pass-Through Certificates Trust
437,412	Series 2006-2	6.00%	03/25/2036	417,429
	Wells Fargo Alternative Loan Trust
178,312	Series 2007-PA2(h)	1M CME TERM SOFR + 0.54%	06/25/2037	152,925
178,312	Series 2007-PA2(h)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	15,442
98,147	Series 2007-PA3	5.75%	07/25/2037	82,463
216,306	Series 2007-PA3	6.25%	07/25/2037	182,850

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $349,844,591)				267,459,917

Shares/Description				Value
Warrants - 0.00%
United States - –%
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049(d)			$–

TOTAL WARRANTS
(Cost $0)				–

Shares/Description		Value
Short-Term Investments - 4.13%
Money Market Fund - 4.13%
50,587,673	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.41%)	$50,587,673

TOTAL SHORT-TERM INVESTMENTS
(Cost $50,587,673)		50,587,673

TOTAL INVESTMENTS - 99.40%
(Cost $1,350,544,168)		$1,217,749,540
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.60%		7,301,313
NET ASSETS - 100.00%		$1,225,050,853

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

1M CME SOFR - 3 Month CME SOFR as of December 31, 2024 was 4.33%

3M CME SOFR - 3 Month CME SOFR as of December 31, 2024 was 4.31%

1D SOFR - 1 Day SOFR as of December 31, 2024 was 4.49%

30D SOFR - 30 Day SOFR as of December 31, 2024 was 4.53%

1M SOFR - 1 Month SOFR as of December 31, 2024 was 4.33%

3M SOFR - 3 Month SOFR as of December 31, 2024 was 4.31%

1Y US TI - 1 Year TI as of December 31, 2024 was 4.16%

5Y US TI - 5 Year TI as of December 31, 2024 was 4.38%

10Y US TI - 10 Year TI as of December 31, 2024 was 4.58%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Less than 0.005%.
(c)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(d)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Non-income producing security.
(f)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $388,070,119, which represents approximately 31.68% of net assets as of December 31, 2024.
(h)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of December 31, 2024, the aggregate fair value of those securities was $11,234,125, representing 0.92% of net assets.
(j)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(k)	Security is currently in default.
(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2024.
(n)	Interest only securities.

See Notes to Quarterly Schedule of Investments.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
US 2Yr Note Future	100	April 2025	$20,560,937	$(20,540)
US Long Bond Future	28	March 2025	3,187,625	(90,405)
			$23,748,562	$(110,945)

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(30)	March 2025	$3,339,375	$53,137
US Ultra T-Bond	(45)	March 2025	5,350,781	186,932
			$8,690,156	$240,069

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 1.58%
United States - 1.58%
58,172	abrdn Income Credit Strategies Fund	$347,287
64,315	Western Asset Inflation-Linked Opportunities & Income Fund	531,885

TOTAL CLOSED-END FUNDS
(Cost $980,663)		879,172

COMMON STOCKS - 0.16%
United States - 0.16%
3,304	PHI Group, Inc.(a)(b)	89,538
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $65,834)		89,571

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 1.21%(c)
Great Britain - 0.23%
$130,604	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	1M SOFR + 3.75%, 0.50% Floor	06/16/2028	130,878

United States - 0.98%
27,275	ASP Blade Holdings, Inc. TLB 1L	3M SOFR + 4.00%	10/07/2028	16,141
116,110	ASP Unifrax 9/24 Delayed	6M CME TERM + 3.75%	09/30/2029	114,562
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	8,844
84,214	EG America LLC, First Lien		02/07/2028	85,086
76,050	Electron BidCo, Inc. TL 1L	1M SOFR + 2.75%	10/07/2028	76,426
241,934	IRB Holding Corp., First Lien	0.75% Floor	12/15/2027	242,472
				543,531

TOTAL BANK LOANS
(Cost $695,822)				674,409

HIGH YIELD DEBT- 80.61%
Australia - 0.45%
$20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	21,008
120,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	122,548
115,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	106,069
				249,625
Canada - 3.62%
115,000	Bausch Health Cos., Inc.(d)	5.50%	11/01/2025	112,275
370,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	336,188
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	52,072
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	99,680
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	96,856
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	30,976
90,000	Bombardier, Inc.(d)	7.00%	06/01/2032	91,666
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	106,856
115,000	Dye & Durham, Ltd.(d)	8.63%	04/15/2029	121,185

Principal Amount/Description		Rate	Maturity	Value
$80,000	Empire Communities Corp.(d)	9.75%	05/01/2029	$84,263
110,000	Garda World Security Corp.(d)	8.38%	11/15/2032	112,100
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	192,018
15,000	goeasy, Ltd.(d)	7.63%	07/01/2029	15,339
95,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(d)	9.00%	02/15/2029	99,299
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	103,612
110,000	Mercer International, Inc.	5.13%	02/01/2029	95,208
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	69,983
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,686
33,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	33,136
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,803
124,000	Saturn Oil & Gas, Inc.(d)	9.63%	06/15/2029	120,666
				2,018,867
France - 2.34%
130,000	Afflelou SAS(e)	6.00%	07/25/2029	140,851
100,000	Altice France SA(e)	4.13%	01/15/2029	78,647
55,000	Altice France SA(d)	5.13%	07/15/2029	41,246
100,000	Altice France SA(d)	4.25%	10/15/2029	78,660
100,000	Banijay Entertainment SAS(d)	7.00%	05/01/2029	109,413
65,000	Constellium SE(d)	6.38%	08/15/2032	62,988
200,000	Electricite de France SA(c)(f)		Perpetual Maturity	214,570
115,000	Iliad Holding SASU(d)	5.63%	10/15/2028	122,292
140,000	Iliad Holding SASU(d)	5.38%	04/15/2030	149,460
100,000	Loxam SAS(e)	6.38%	05/31/2029	109,367
100,000	Nova Alexandre III SAS(c)(e)	3M EUR L + 5.25%	07/15/2029	100,633
95,000	Vallourec SACA(d)	7.50%	04/15/2032	98,570
				1,306,697
Germany - 1.40%
100,000	Cheplapharm Arzneimittel GmbH(e)	7.50%	05/15/2030	102,225
100,000	IHO Verwaltungs GmbH(d)(g)	8.75% (9.50%)	05/15/2028	109,561
45,000	IHO Verwaltungs GmbH(d)(g)	7.75% (8.50%)	11/15/2030	44,978
45,000	IHO Verwaltungs GmbH(d)(g)	8.00% (8.75%)	11/15/2032	45,361
64,836	Nidda Healthcare Holding GmbH(e)	7.50%	08/21/2026	69,295
140,000	Nidda Healthcare Holding GmbH(d)	5.63%	02/21/2030	149,908
120,000	TUI AG(e)	5.88%	03/15/2029	130,538
115,000	TUI Cruises GmbH(d)	6.25%	04/15/2029	125,937
				777,803
Great Britain - 3.09%
125,000	Ardonagh Finco, Ltd.(e)	6.88%	02/15/2031	133,766
160,000	Aston Martin Capital Holdings, Ltd.(d)	10.00%	03/31/2029	156,351
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(d)	5.63%	02/15/2032	140,485
100,000	CD&R Firefly Bidco PLC(d)	8.63%	04/30/2029	130,745
105,000	Galaxy Bidco, Ltd.(d)	8.13%	12/19/2029	132,405
105,000	Heathrow Finance PLC	6.63%	03/01/2031	132,332
95,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	97,124
105,000	INEOS Quattro Finance 2 PLC(d)	6.75%	04/15/2030	113,078
100,000	Pinnacle Bidco PLC(e)	10.00%	10/11/2028	133,235
110,000	RAC Bond Co. PLC(e)	5.25%	11/04/2027	133,436
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	193,740
90,000	Vmed O2 UK Financing I PLC(d)	7.75%	04/15/2032	90,821
150,000	Vodafone Group PLC(c)	5Y US TI + 2.77%	06/04/2081	132,956
				1,720,474
Ireland - 1.34%
75,000	Adient Global Holdings, Ltd.(d)	8.25%	04/15/2031	76,730

Principal Amount/Description		Rate	Maturity	Value
$200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	$185,811
200,000	Virgin Media O2 Vendor Financing Notes V DAC(d)	7.88%	03/15/2032	250,250
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	116,985
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	116,985
				746,761
Italy - 2.62%
125,000	Agrifarma SpA(e)	4.50%	10/31/2028	129,973
130,000	Castello BC Bidco SpA(c)(d)	3M EUR L + 4.50%	11/14/2031	135,514
100,000	Cedacri Mergeco SPA(c)(d)	3M EUR L + 4.63%	05/15/2028	104,007
110,000	Cerved Group SpA(c)(e)	3M EUR L + 5.25%	02/15/2029	111,066
115,000	Fiber Bidco Spa(c)(e)	3M EUR L + 4.00%	01/15/2030	120,279
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	100,484
100,000	IMA Industria Macchine Automatiche SpA(c)(d)	3M EUR L + 3.75%	04/15/2029	104,311
117,859	Inter Media and Communication SpA(e)	6.75%	02/09/2027	124,533
125,000	Irca SpA/Gallarate(c)(d)	3M EUR L + 3.75%	12/15/2029	131,078
100,000	Mooney Group SpA(c)(e)	3M EUR L + 3.88%	12/17/2026	103,481
115,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	126,635
167,000	Optics Bidco SpA(d)	6.38%	11/15/2033	168,177
				1,459,538
Luxembourg - 3.11%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	188,570
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	99,982
100,000	Altice Financing SA(e)	4.25%	08/15/2029	79,146
100,000	Altice Financing SA(d)	4.25%	08/15/2029	79,145
100,000	Cirsa Finance International Sarl(d)	6.50%	03/15/2029	109,598
115,000	Dana Financing Luxembourg Sarl(e)	8.50%	07/15/2031	130,660
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 2.67%	Perpetual Maturity	102,016
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 4.24%	Perpetual Maturity	109,191
245,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	226,594
120,000	Loarre Investments Sarl(e)	6.50%	05/15/2029	128,734
120,000	Rossini Sarl(e)	6.75%	12/31/2029	131,686
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	109,156
205,000	Summer BC Holdco B SARL(e)	5.75%	10/31/2026	212,389
28,000	Telecom Italia Capital SA	6.38%	11/15/2033	27,901
				1,734,768
Netherlands - 2.28%
125,000	Boels Topholding BV(e)	5.75%	05/15/2030	135,777
125,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV(d)	8.50%	01/15/2031	167,788
130,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	129,908
100,000	Odido Group Holding BV(e)	5.50%	01/15/2030	103,197
115,000	OI European Group BV(d)	5.25%	06/01/2029	121,803
120,000	Q-Park Holding I BV(d)	5.13%	02/15/2030	128,011
200,000	Sunrise FinCo I BV(d)	4.88%	07/15/2031	181,654
100,000	Telefonica Europe BV(c)(f)	8Y EUR SWAP + 3.62%	Perpetual Maturity	116,398
200,000	Ziggo BV(d)	4.88%	01/15/2030	184,128
				1,268,664

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.34%
$180,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	$190,349

Sweden - 0.87%
130,000	Asmodee Group AB(d)	5.75%	12/15/2029	139,402
140,000	Heimstaden Bostad AB(c)(f)	3.90% - 5Y EUR SWAP	Perpetual Maturity	138,825
200,000	Verisure Midholding AB(e)	5.25%	02/15/2029	207,860
				486,087
United States - 59.15%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	39,821
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	86,516
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	95,522
80,000	Aethon United BR LP / Aethon United Finance Corp.(d)	7.50%	10/01/2029	81,892
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	160,917
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,125
125,000	Allied Universal Holdco LLC(d)	7.88%	02/15/2031	127,916
70,000	Alpha Generation LLC(d)	6.75%	10/15/2032	69,321
150,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	159,861
125,000	AMC Networks, Inc.	4.25%	02/15/2029	98,260
130,000	Amer Sports Co.(d)	6.75%	02/16/2031	131,817
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	51,295
90,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	82,316
185,000	AmeriGas Partners LP / AmeriGas Finance Corp.(d)	9.38%	06/01/2028	178,158
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(d)	7.00%	04/15/2030	128,793
235,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	0.25%	06/15/2026	208,856
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(d)	5.75%	01/15/2029	52,108
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	216,088
17,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	17,104
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	74,647
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	67,343
135,000	AssuredPartners, Inc.(d)	7.50%	02/15/2032	145,415
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	71,350
85,000	Avient Corp.(d)	7.13%	08/01/2030	87,191
70,000	B&G Foods, Inc.	5.25%	09/15/2027	67,036
140,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	144,091
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	148,753
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	60,058
240,000	Block Communications, Inc.(d)	4.88%	03/01/2028	223,901
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	149,341
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	495,979
1,242,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	1,172,373
200,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	200,047
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.00%	07/15/2029	107,351
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.25%	07/15/2032	61,698
220,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	215,075
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	57,703
268,780	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	268,503

Principal Amount/Description		Rate	Maturity	Value
$105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	$110,999
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	42,908
105,000	Buckeye Partners LP(d)	6.88%	07/01/2029	106,377
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	163,275
70,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	66,603
202,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	188,599
125,000	Calpine Corp.(d)	5.00%	02/01/2031	117,637
330,000	Carnival Corp.(d)	10.50%	06/01/2030	352,786
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,899
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	173,698
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	109,719
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	210,630
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	109,680
130,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%	07/15/2029	125,056
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	78,069
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	37,652
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	35,860
165,000	CHS/Community Health Systems, Inc.(d)	5.25%	05/15/2030	135,674
170,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	175,606
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,653
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	54,017
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	101,207
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	35,150
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	91,553
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	63,092
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	66,975
280,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	275,341
20,000	Cleveland-Cliffs, Inc.(d)	7.38%	05/01/2033	19,668
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	270,267
160,000	Cloud Software Group, Inc.(d)	8.25%	06/30/2032	165,119
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	85,645
35,000	Clydesdale Acquisition Holdings, Inc.(d)	6.88%	01/15/2030	35,281
70,000	Cogent Communications Group LLC(d)	7.00%	06/15/2027	70,416
150,000	Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.(d)	7.00%	06/15/2027	150,219
25,000	CommScope LLC(d)	7.13%	07/01/2028	22,034
359,000	CommScope LLC(d)	4.75%	09/01/2029	320,200
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	139,288
90,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	87,581
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	65,349
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	97,832
155,000	Cornerstone Building Brands, Inc.(d)	9.50%	08/15/2029	151,049
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,121
150,000	Cougar JV Subsidiary LLC(d)	8.00%	05/15/2032	155,850
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	263,084
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	106,783
315,000	CSC Holdings LLC(d)	5.50%	04/15/2027	282,278
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	65,552
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	13,047

Principal Amount/Description		Rate	Maturity	Value
$110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	$118,503
145,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	133,748
80,000	Dcli Bidco LLC(d)	7.75%	11/15/2029	82,098
180,000	Diebold Nixdorf, Inc.(d)	7.75%	03/31/2030	185,229
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	190,196
65,000	Elastic NV(d)	4.13%	07/15/2029	60,321
100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(d)	6.38%	12/15/2030	109,782
85,000	Endo Finance Holdings, Inc.(d)	8.50%	04/15/2031	90,167
45,000	EnerSys(d)	6.63%	01/15/2032	45,283
265,000	EnLink Midstream Partners LP	5.05%	04/01/2045	227,902
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	169,403
275,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	285,612
65,000	EquipmentShare.com, Inc.(d)	8.00%	03/15/2033	66,065
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	46,573
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	46,169
90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	94,060
70,000	Fiesta Purchaser, Inc.(d)	9.63%	09/15/2032	73,506
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,486
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	163,964
100,000	Fortress Intermediate 3, Inc.(d)	7.50%	06/01/2031	102,092
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	196,601
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	24,235
650,000	Franklin BSP Capital Corp.	3.25%	03/30/2026	632,236
600,000	Franklin BSP Capital Corp.(d)	7.20%	06/15/2029	611,997
15,000	Freedom Mortgage Corp.(d)	12.00%	10/01/2028	16,328
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	38,745
145,000	Freedom Mortgage Holdings LLC(d)	9.13%	05/15/2031	149,686
10,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	9,784
20,000	Frontier Communications Holdings LLC(d)	8.75%	05/15/2030	21,154
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	998,700
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,410
34,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	34,242
130,000	Graham Packaging Co., Inc.(d)	7.13%	08/15/2028	128,749
115,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	107,284
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	126,895
90,000	Gulfport Energy Operating Corp.(d)	6.75%	09/01/2029	90,740
30,000	Hanesbrands, Inc.(d)	4.88%	05/15/2026	29,561
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	149,413
5,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.75%	09/15/2030	4,410
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	8.75%	05/01/2029	133,538
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	7.88%	05/01/2029	122,257
170,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(d)	5.00%	06/01/2029	160,355
30,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	12.25%	04/15/2029	31,378
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	95,175

Principal Amount/Description		Rate	Maturity	Value
$80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	$84,157
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	43,685
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	82,066
255,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	241,965
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	137,622
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,511
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,238
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	52,543
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	142,273
210,000	JELD-WEN, Inc.(d)	7.00%	09/01/2032	195,163
155,000	JetBlue Airways Corp.	0.50%	04/01/2026	144,537
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	274,546
95,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	83,495
145,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	148,441
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	54,177
115,000	Kraken Oil & Gas Partners LLC(d)	7.63%	08/15/2029	110,797
50,000	LABL, Inc.(d)	5.88%	11/01/2028	44,639
155,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	160,967
5,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	4,652
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	108,970
210,000	Level 3 Financing, Inc.(d)	4.00%	04/15/2031	166,425
14,700	Level 3 Financing, Inc.(d)	10.00%	10/15/2032	14,640
185,000	LFS Topco LLC(d)	5.88%	10/15/2026	183,774
130,000	Lightning Power LLC(d)	7.25%	08/15/2032	134,045
90,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.(d)	6.88%	12/01/2032	89,185
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	48,089
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	200,859
110,000	Masterbrand, Inc.(d)	7.00%	07/15/2032	110,896
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	111,670
25,000	Matador Resources Co.(d)	6.50%	04/15/2032	24,759
155,000	Match Group Financeco 2, Inc.(d)	0.88%	06/15/2026	146,087
75,000	Mativ Holdings, Inc.(d)	8.00%	10/01/2029	72,334
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	106,262
55,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	47,211
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	137,414
100,000	Nabors Industries, Inc.(d)	8.88%	08/15/2031	92,959
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	27,808
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	20,278
150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	158,167
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	84,067
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	124,688
34,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	32,564
245,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	225,300
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,993
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	131,115
105,000	NextEra Energy Operating Partners LP(d)	7.25%	01/15/2029	107,512
130,000	NextEra Energy Partners LP(d)(h)	0.00%	11/15/2025	122,688
150,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.13%	02/15/2029	152,117
45,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.38%	02/15/2032	45,392
25,000	Northern Oil & Gas, Inc.(d)	8.13%	03/01/2028	25,406
105,000	Northern Oil & Gas, Inc.(d)	8.75%	06/15/2031	108,513
65,000	NRG Energy, Inc.(d)	5.75%	07/15/2029	63,513
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	227,539
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,010
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,097
5,000	Oceaneering International, Inc.	6.00%	02/01/2028	4,936

Principal Amount/Description		Rate	Maturity	Value
$155,000	Oceaneering International, Inc.	6.00%	02/01/2028	$153,029
115,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	107,564
25,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	26,557
115,000	Olympus Water US Holding Corp.(e)	9.63%	11/15/2028	127,173
40,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	38,253
120,000	Olympus Water US Holding Corp.(d)	7.25%	06/15/2031	122,410
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,766
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,399
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	190,634
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	202,451
220,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	7.88%	05/15/2034	225,194
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,479
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	22,338
76,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	71,337
25,000	Owens-Brockway Glass Container, Inc.(d)	7.25%	05/15/2031	24,362
200,000	Owens-Brockway Glass Container, Inc.(d)	7.38%	06/01/2032	191,481
140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	141,552
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	7.00%	02/01/2030	45,705
175,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	163,380
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	138,553
35,000	Permian Resources Operating LLC(d)	5.88%	07/01/2029	34,367
75,000	Phinia, Inc.(d)	6.75%	04/15/2029	76,594
165,000	Pike Corp.(d)	8.63%	01/31/2031	174,274
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	243,939
70,000	QVC, Inc.	4.45%	02/15/2025	69,634
366,000	QVC, Inc.(d)	6.88%	04/15/2029	298,271
100,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	100,160
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	108,548
145,000	RHP HOTEL PPTY RHP 6 1/2 04/01/32		04/01/2032	145,850
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	123,821
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	36,281
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	62,534
115,000	Rocket Software, Inc.(d)	9.00%	11/28/2028	119,345
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	136,721
120,000	Saks Global Enterprises LLC(d)	11.00%	12/15/2029	115,715
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	170,523
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	98,054
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	101,141
141,000	Service Properties Trust(d)	8.63%	11/15/2031	147,370
165,000	Service Properties Trust	8.88%	06/15/2032	152,876
85,000	Sirius XM Radio LLC(d)	5.50%	07/01/2029	81,595
245,000	Sirius XM Radio LLC(d)	4.13%	07/01/2030	214,115
40,000	Sirius XM Radio LLC(d)	3.88%	09/01/2031	33,521
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	79,558
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	97,128
70,000	Sotera Health Holdings LLC(d)	7.38%	06/01/2031	71,005
75,000	Specialty Building Products Holdings LLC / SBP Finance Corp.(d)	7.75%	10/15/2029	76,374
22,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	19,042
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	39,177
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	81,417

Principal Amount/Description		Rate	Maturity	Value
$115,000	Summit Materials LLC / Summit Materials Finance Corp.(d)	7.25%	01/15/2031	$122,134
140,000	Sunoco LP(d)	7.25%	05/01/2032	144,727
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	122,641
135,000	TMS International Corp.(d)	6.25%	04/15/2029	130,271
70,000	TransDigm, Inc.	4.63%	01/15/2029	65,608
95,000	UKG, Inc.(d)	6.88%	02/01/2031	96,483
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	114,672
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,579
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	98,436
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,119
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	198,628
135,000	Velocity Vehicle Group LLC(d)	8.00%	06/01/2029	140,543
90,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	93,695
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	121,648
100,000	Venture Global LNG, Inc.(d)	7.00%	01/15/2030	101,594
325,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	339,288
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	63,832
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	42,000
140,000	Vistra Operations Co. LLC(d)	6.88%	04/15/2032	143,481
175,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	168,553
40,000	Walgreens Boots Alliance, Inc.	8.13%	08/15/2029	39,642
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	40,271
65,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	66,829
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	244,253
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	51,667
120,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	114,956
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	111,939
180,000	Western Midstream Operating LP	5.50%	08/15/2048	157,452
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	72,071
110,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	115,881
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	92,179
175,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	161,146
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	67,097
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	57,316
245,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	226,207
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	34,930
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	34,394
165,000	ZipRecruiter, Inc.(d)	5.00%	01/15/2030	148,816
				32,968,252

TOTAL HIGH YIELD DEBT
(Cost $44,815,515)				44,927,885

BUSINESS DEVELOPMENT COMPANY NOTES - 0.51%
United States - 0.51%
3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	76,838
210,000	MidCap Financial Investment Corp.	5.25%	03/03/2025	209,493

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $285,797)				286,331

Shares/Description		Value
WARRANTS - 0.01%
United States - 0.01%
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	$–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	4,582

TOTAL WARRANTS
(Cost $105,685)		4,582

SHORT-TERM INVESTMENTS - 7.88%
Money Market Fund - 7.88%
4,389,292	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.41%)	4,389,292

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,389,292)		4,389,292

TOTAL INVESTMENTS - 91.96%
(Cost $51,338,608)		$51,251,242
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.04%		4,482,142
NET ASSETS - 100.00%		$55,733,384

Investment Abbreviations:

CME- Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

3M EUR L - 3 Month EURIBOR as of December 31, 2024 was 2.71%

6M EUR L - 6 Month EURIBOR as of December 31, 2024 was 2.57%

1M SOFR - 1 Month SOFR as of December 31, 2024 was 4.33%

3M SOFR - 3 Month SOFR as of December 31, 2024 was 4.31%

6M CME Term - 6 Month CME Term as of December 31, 2024 was 4.25%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of December 31, 2024 was 2.24%

5YR US TI - 5 Year TI as of December 31, 2024 was 4.38%

8YR EUR SWAP - 8 Year EUR Swap Rate as of December 31, 2024 was 2.30%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $33,711,485, which represents approximately 60.49% of net assets as of December 31, 2024.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of December 31, 2024, the aggregate fair value of those securities was $3,801,466, representing 6.82% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2024	Fund Delivering	U.S. $ Value at December 31, 2024	Unrealized Appreciation/ (Depreciation)
Bank of Montreal	1/8/2025	USD	761,996	GBP	751,110	$10,886
State Street Corporation	1/8/2025	USD	7,029,429	EUR	6,917,948	111,481
State Street Corporation	1/8/2025	USD	969,937	GBP	959,829	10,108
Wells Fargo	1/8/2025	USD	52,784	EUR	52,592	192
						$132,667

State Street Corporation	1/8/2025	EUR	31,082	USD	31,502	$(420)
						$(420)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

December 31, 2024 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2024.

Security Valuation:  The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended December 31, 2024, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized ass Level 1 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2024 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$33,779,556	$–	$–	$33,779,556
Closed-End Funds - Preferred Shares	383,729	–	–	383,729
Business Development Companies	657,040	–	–	657,040
Exchange Traded Funds	3,478,287	–	–	3,478,287
Business Development Company Notes	–	199,517	–	199,517
U.S. Corporate Bonds	–	893,631	–	893,631
Warrants	2,046	–	–	2,046
Short-Term Investments	4,568,510	–	–	4,568,510
Total	$42,869,168	$1,093,148	$–	$43,962,316

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$200,996,329	$–	$–		$200,996,329
Closed-End Funds - Preferred Shares	6,596,598	–	–		6,596,598
Business Development Companies	3,756,771	–	–		3,756,771
Business Development Companies - Preferred Shares	7,727,030	3,631,068	–		11,358,098
Common Stocks	–	3,286	–		3,286
Open-End Funds	37,057,625	–	–		37,057,625
Foreign Corporate Bonds	–	27,443,635	–		27,443,635
U.S. Corporate Bonds	–	155,603,380	–		155,603,380
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	970,477	–		970,477
Bank Loans	–	19,741,963	–		19,741,963
Collateralized Loan Obligations	–	68,013,303	–		68,013,303
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	229,449,877	–		229,449,877
U.S. Government Bonds and Notes	–	90,066,848	–		90,066,848
Mortgage-Backed Securities	–	48,643,760	–		48,643,760
U.S. Government / Agency Mortgage Backed Securities	–	267,459,917	–		267,459,917
Warrants	–	–	–	***	–
Short-Term Investments	50,587,673	–	–		50,587,673
Total	$306,722,026	$911,027,514	$–		$1,217,749,540

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contracts	$(110,945)	$–	$–	$(110,945)
Liabilities
Future Contract	$240,069	$–	$–	$240,069
Total	$129,124	$–	$–	$129,124

High Income Fund

	Valuation Inputs
High Income Fund (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$76,838	$209,493	$–	$286,331
Closed-End Funds	879,172	–	–	879,172
Common Stocks	–	33	89,538	89,571
Bank Loans	–	674,409	–	674,409
High Yield Debt	–	44,927,885	–	44,927,885
Warrants	–	4,582	–	4,582
Short-Term Investments	4,389,292	–	–	4,389,292
Total	$5,345,302	$45,816,402	$89,538	$51,251,242

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$132,667	$–	$132,667
Liabilities
Forward Foreign Currency Contracts	$–	$(420)	$–	$(420)
Total	$–	$132,247	$–	$132,247

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2024	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2024	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2024
Common Stocks	$88,812	$-	$-	$-	$726	$-	$-	$-	$-	$89,538	$726
	$88,812	$-	$-	$-	$726	$-	$-	$-	$-	$89,538	$726

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2024:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$89,538	Market Comparable Companies	EBITDA Multiple	4.0x-4.8x (4.4x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2024, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

As of December 31, 2024, the Funds had the following unfunded loan commitments outstanding, as detailed below:

Fund	Borrower	Amount
RiverNorth/Oaktree High Income Fund	ASP Unifrax	$116,110
		$116,110

The Funds may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Funds for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, a Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended December 31, 2024 were as follows:

Security Name	Market Value as of October 1, 2024	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of December 31, 2024	Share Balance as of December 31, 2024	Dividends
RiverNorth/Oaktree High Income Fund - Class I	$36,877,835	$670,048	$-	$(490,258)	$-	$37,057,625	4,213,296	$670,048
Total	$36,877,835	$670,048	$-	$(490,258)	$-	$37,057,625	4,213,296	$670,048